UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Shareholder Report.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

ANNUAL REPORT

December 31, 2013

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the below listed funds (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of each series of the State Street Master Funds, in which each respective Fund invests substantially all of its assets (their respective “Portfolio”). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2013 to December 31, 2013.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2013

Institutional Class Shares	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.40	$0.61

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.40

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.25

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.25

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE — (continued)

Institutional Class Shares	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,024.60	$0.61

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,025.00	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.80	$0.41

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,024.95	$0.26

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.95	$0.26

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Institutional Class Shares’ annualized expense ratio as of December 31, 2013, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.12%
State Street Institutional Tax Free Money Market Fund	0.04%
State Street Institutional U.S. Government Money Market Fund	0.08%
State Street Institutional Treasury Money Market Fund	0.05%
State Street Institutional Treasury Plus Money Market Fund	0.05%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Six Months Ended December 31, 2013

Investment Class Shares	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.00	$0.96

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.25

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.40

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.25

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.25

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE — (continued)

Investment Class Shares	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,024.25	$0.97

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,024.95	$0.26

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.80	$0.41

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,024.95	$0.26

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.95	$0.26

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Investment Class Shares’ annualized expense ratio as of December 31, 2013, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.19%
State Street Institutional Tax Free Money Market Fund	0.05%
State Street Institutional U.S. Government Money Market Fund	0.08%
State Street Institutional Treasury Money Market Fund	0.05%
State Street Institutional Treasury Plus Money Market Fund	0.05%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Six Months Ended December 31, 2013

State Street Institutional Liquid Reserves Fund Class M Shares	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Actual Fund Return	$1,000.00	$1,000.50	$0.50

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

*	The calculation is based on expenses incurred in the most recent six month period of the Fund. The annualized expense ratio for the six month period ended December 31, 2013 was 0.10%. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Institutional Investment Trust

Statements of Assets and Liabilities

December 31, 2013

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$33,690,917,303	$308,029,215	$7,880,885,211	$13,356,832,585	$2,753,015,849
Receivable from Adviser and Distributor (Note 3)	244,403	100,902	453,777	1,083,622	242,904
Prepaid expenses	48,888	10,995	21,677	22,426	12,125

Total assets	33,691,210,594	308,141,112	7,881,360,665	13,357,938,633	2,753,270,878

Liabilities
Administration and custody fees payable (Note 3)	1,412,954	13,655	321,757	565,234	107,796
Registration and filing fees payable	669,397	12,123	82,789	137,486	47,949
Shareholder servicing fee payable (Note 3)	215,168	39,545	138,016	288,441	17,285
Distribution fees payable (Note 3)	86,065	15,818	55,206	115,376	7,122
Dividends payable	289,669	–	–	6,638	–
Professional fees payable	20,571	20,593	20,593	20,593	20,581
Transfer agent fees payable	10,574	3,774	6,251	4,456	4,340
Accrued expenses and other liabilities	12,402	13,049	16,906	10,829	20,537

Total liabilities	2,716,800	118,557	641,518	1,149,053	225,610

Net Assets	$33,688,493,794	$308,022,555	$7,880,719,147	$13,356,789,580	$2,753,045,268

Net Assets Consist of:
Paid-in capital	$33,688,493,794	$308,022,555	$7,880,884,727	$13,356,770,735	$2,753,046,581
Undistributed net investment income	–	–	–	–	222
Accumulated net realized gain (loss)	–	–	(165,580)	18,845	(1,535)

Net Assets	$33,688,493,794	$308,022,555	$7,880,719,147	$13,356,789,580	$2,753,045,268

Total Net Assets
Institutional Class	$29,850,028,862	$119,159,318	$7,189,250,156	$11,949,583,029	$2,679,596,218

Investment Class	$1,013,151,614	$188,863,237	$691,468,991	$1,407,206,551	$73,449,050

Class M Shares	$2,825,313,318	$–	$–	$–	$–

Shares of Beneficial Interest Outstanding
Institutional Class	29,850,038,318	119,153,448	7,189,614,782	11,949,671,913	2,679,721,542

Investment Class	1,013,137,223	188,873,400	691,540,179	1,407,199,585	73,473,187

Class M Shares	2,825,315,924	–	–	–	–

Offering, Net Asset Value and Redemption Price Per Share
Institutional Class	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Class	$1.00	$1.00	$1.00	$1.00	$1.00

Class M Shares	$1.00	$–	$–	$–	$–

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Operations

Year Ended December 31, 2013

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$70,996,449	$212,825	$7,912,862	$8,132,889	$1,523,715
Expenses allocated from Portfolio (Note 2)	(21,114,905)	(331,518)	(5,240,641)	(7,890,926)	(1,497,530)

	49,881,544	(118,693)	2,672,221	241,963	26,185

Expenses
Administration and custody fees (Note 3)	16,000,982	170,909	4,015,929	6,107,638	1,058,761
Shareholder servicing fee – Investment Class (Note 3)	2,140,603	541,324	1,823,423	3,145,160	248,036
Distribution fees – Investment Class (Note 3)	856,241	216,529	729,369	1,258,064	99,214
Transfer agent fees (Note 3)	71,478	22,674	40,865	26,824	23,112
Registration and filing fees	40,444	35,961	34,094	34,091	35,960
Professional fees	25,993	26,015	26,015	26,014	28,595
Printing fees	24,964	17,511	25,098	14,665	30,417
Other expenses	828,954	26,461	106,262	91,669	103,358

Total expenses	19,989,659	1,057,384	6,801,055	10,704,125	1,627,453
Less: Expenses reimbursed by the Adviser (Note 3)	–	(418,224)	(1,976,248)	(6,058,938)	(1,271,788)
Shareholder servicing fees waived – Investment Class (Note 3)	(1,285,337)	(541,324)	(1,790,470)	(3,145,160)	(248,036)
Distribution fees waived – Investment Class (Note 3)	(856,241)	(216,529)	(729,369)	(1,258,064)	(99,214)

Net expenses	17,848,081	(118,693)	2,304,968	241,963	8,415

Net Investment Income	32,033,463	–	367,253	–	17,770

Net realized gain (loss) allocated from Portfolio on investments	177,461	–	–	31,186	(1,535)

Net Increase in Net Assets Resulting from Operations	$32,210,924	$–	$367,253	$31,186	$16,235

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Liquid Reserves Fund		Tax Free Money Market Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$32,033,463	$53,366,661	$–	$31
Net realized gain (loss) on investments	177,461	281,883	–	–

Net increase in net assets from operations	32,210,924	53,648,544	–	31

Distributions to Shareholders from:
Net investment income
Institutional Class	(29,184,932)	(48,117,103)	–	(31)
Investment Class	(5,330)	(116)	–	–
Class M Shares	(3,020,682)	(5,253,700)	–	–

Net realized gain on investments
Institutional Class	(251,002)	(31,156)	–	–
Investment Class	(8,467)	(912)	–	–
Class M Shares	(22,446)	(2,951)	–	–

Total distributions	(32,492,859)	(53,405,938)	–	(31)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	336,083,274,055	271,275,561,211	1,016,054,183	946,447,344
Reinvestment of distributions	24,430,932	39,621,268	–	28
Shares redeemed	(330,666,228,512)	(266,503,858,906)	(1,037,149,920)	(893,327,800)

Net increase (decrease) from capital share transactions	5,441,476,475	4,811,323,573	(21,095,737)	53,119,572

Investment Class
Shares sold	4,754,323,242	3,940,516,723	333,396,430	740,404,764
Reinvestment of distribution	757	85	–	–
Shares redeemed	(4,702,331,212)	(3,972,092,363)	(512,778,308)	(616,246,578)

Net increase (decrease) from capital share transactions	51,992,787	(31,575,555)	(179,381,878)	124,158,186

Class M Shares
Shares sold	15,835,425,740	10,282,939,412	–	–
Reinvestment of distributions	3,043,106	5,256,651	–	–
Shares redeemed	(14,910,742,956)	(10,402,722,875)	–	–

Net increase (decrease) from capital share transactions	927,725,890	(114,526,812)	–	–

Net Increase (Decrease) in Net Assets	6,420,913,217	4,665,463,812	(200,477,615)	177,277,758
Net Assets
Beginning of year	27,267,580,577	22,602,116,765	508,500,170	331,222,412

End of year	$33,688,493,794	$27,267,580,577	$308,022,555	$508,500,170

Undistributed net investment income	$–	$–	$–	$–

Changes in Shares:
Institutional Class
Shares sold	336,083,274,055	271,275,561,211	1,016,054,183	946,447,344
Reinvestment of distributions	24,430,932	39,621,268	–	28
Shares redeemed	(330,666,228,512)	(266,503,858,906)	(1,037,149,920)	(893,327,800)

Net increase (decrease) in shares	5,441,476,475	4,811,323,573	(21,095,737)	53,119,572

Investment Class
Shares sold	4,754,323,242	3,940,516,723	333,396,430	740,404,764
Reinvestment of distributions	757	85	–	–
Shares redeemed	(4,702,331,212)	(3,972,092,363)	(512,778,308)	(616,246,578)

Net increase (decrease) in shares	51,992,787	(31,575,555)	(179,381,878)	124,158,186

Class M Shares
Shares sold	15,835,425,740	10,282,939,407	–	–
Reinvestment of distributions	3,043,106	5,256,656	–	–
Shares redeemed	(14,910,742,956)	(10,402,722,875)	–	–

Net increase (decrease) in shares	927,725,890	(114,526,812)	–	–

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	U.S. Government Money Market Fund		Treasury Money Market Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$367,253	$1,602,363	$–	$–
Net realized gain (loss) on investments	–	3,388	31,186	5,295

Net increase in net assets from operations	367,253	1,605,751	31,186	5,295

Distributions to Shareholders from:
Net investment income
Institutional Class	(367,253)	(1,602,363)	(4,791)	–
Investment Shares	–	–	(507)	–

Net realized gain on investments
Institutional Class	–	–	(11,156)	(7,227)
Investment Class	–	–	(1,182)	(946)

Total distributions	(367,253)	(1,602,363)	(17,636)	(8,173)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	29,289,928,667	24,596,300,918	33,038,519,477	23,576,540,522
Reinvestment of distributions	300,395	1,284,032	11,000	6,524
Shares redeemed	(29,215,192,015)	(22,623,169,547)	(31,240,037,368)	(22,851,800,213)

Net increase (decrease) from capital share transactions	75,037,047	1,974,415,403	1,798,493,109	724,746,833

Investment Class
Shares sold	3,561,968,939	2,162,031,327	2,944,776,957	2,930,499,195
Shares redeemed	(3,525,478,044)	(2,145,154,371)	(3,013,504,193)	(2,835,871,544)

Net increase (decrease) from capital share transactions	36,490,895	16,876,956	(68,727,236)	94,627,651

Net Increase (Decrease) in Net Assets	111,527,942	1,991,295,747	1,729,779,423	819,371,606
Net Assets
Beginning of year	7,769,191,205	5,777,895,458	11,627,010,157	10,807,638,551

End of year	$7,880,719,147	$7,769,191,205	$13,356,789,580	$11,627,010,157

Undistributed net investment income	$–	$–	$–	$–

Changes in Shares:
Institutional Class
Shares sold	29,289,928,667	24,596,300,918	33,038,519,477	23,576,540,522
Reinvestment of distributions	300,395	1,284,032	11,000	6,524
Shares redeemed	(29,215,192,015)	(22,623,169,547)	(31,240,037,368)	(22,851,800,213)

Net increase (decrease) in shares	75,037,047	1,974,415,403	1,798,493,109	724,746,833

Investment Class
Shares sold	3,561,968,939	2,162,031,327	2,944,776,957	2,930,499,195
Shares redeemed	(3,525,478,044)	(2,145,154,371)	(3,013,504,193)	(2,835,871,544)

Net increase (decrease) in shares	36,490,895	16,876,956	(68,727,236)	94,627,651

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Treasury Plus Money Market Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$17,770	$347,417
Net realized gain (loss) on investments	(1,535)	187

Net increase in net assets from operations	16,235	347,604

Distributions to Shareholders from:
Net investment income
Institutional Class	(17,770)	(347,421)

Net realized gain on investments
Institutional Class	(183)	–
Investment Class	(7)	–

Total distributions	(17,960)	(347,421)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	10,855,859,490	7,423,095,713
Reinvestment of distributions	16,684	342,909
Shares redeemed	(10,379,419,190)	(6,440,456,759)

Net increase (decrease) from capital share transactions	476,456,984	982,981,863

Investment Class
Shares sold	490,118,416	551,599,794
Reinvestment of distribution	1	–
Shares redeemed	(511,891,549)	(597,400,675)

Net increase (decrease) from capital share transactions	(21,773,132)	(45,800,881)

Net Increase (Decrease) in Net Assets	454,682,127	937,181,165
Net Assets
Beginning of year	2,298,363,141	1,361,181,976

End of year	$2,753,045,268	$2,298,363,141

Undistributed net investment income	$222	$225

Changes in Shares:
Institutional Class
Shares sold	10,855,859,490	7,423,095,713
Reinvestment of distributions	16,684	342,909
Shares redeemed	(10,379,419,190)	(6,440,456,759)

Net increase (decrease) in shares	476,456,984	982,981,863

Investment Class
Shares sold	490,118,416	551,599,794
Reinvestment of distributions	1	–
Shares redeemed	(511,891,549)	(597,400,675)

Net increase (decrease) in shares	(21,773,132)	(45,800,881)

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Institutional Class
2013	$1.0000	$0.0010		$0.0000	(d)	$0.0010		$(0.0010)		$(0.0000	)(d)	$(0.0010)
2012	$1.0000	$0.0020		$0.0000	(d)	$0.0020		$(0.0020)		$(0.0000	)(d)	$(0.0020)
2011	$1.0000	$0.0015		$0.0000	(d)	$0.0015		$(0.0015)		$–		$(0.0015)
2010	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
2009	$1.0000	$0.0049		$0.0000	(d)	$0.0049		$(0.0049)		$–		$(0.0049)
Investment Class
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
Class M
2013	$1.0000	$0.0012		$0.0000	(d)	0.0012		$(0.0012)		$(0.0000	)(d)	$(0.0012)
2012	$1.0000	$0.0022		$0.0000	(d)	0.0022		$(0.0022)		$(0.0000	)(d)	$(0.0022)
2011(f)	$1.0000	$0.0001		$0.0000	(d)	0.0001		$(0.0001)		$–		$(0.0001)
Tax Free Money Market Fund
Institutional Class
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0003		$0.0010		$(0.0008)		$(0.0002)		$(0.0010)
2009	$1.0000	$0.0043		$0.0000	(d)	$0.0043		$(0.0043)		$–		$(0.0043)
Investment Class
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$0.0002		$0.0003		$(0.0001)		$(0.0002)		$(0.0003)
2009	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$–		$(0.0022)
U.S. Government Money Market Fund
Institutional Class
2013	$1.0000	$0.0001		$–		$0.0001		$(0.0001)		$–		$(0.0001)
2012	$1.0000	$0.0003		$0.0000	(d)	$0.0003		$(0.0003)		$–		$(0.0003)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0000	(d)	$0.0007		$(0.0007)		$–		$(0.0007)
2009	$1.0000	$0.0025		$0.0001		$0.0026		$(0.0026)		$–		$(0.0026)
Investment Class
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$(0.0001)		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0006		$(0.0001)		$0.0005		$(0.0005)		$–		$(0.0005)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Class M Shares commenced operations on December 15, 2011.

*	Annualized.

See Notes to Financial Statements and Financial Statements of the Master Funds.

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)										Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses		Net Expenses		Net Investment Income		Expense Waiver(c)
Liquid Reserves Fund
Institutional Class
2013	$1.0000	0.10%		0.12%		0.12%		0.10%		–		$29,850,029
2012	$1.0000	0.20%		0.12%		0.12%		0.20%		–		$24,408,802
2011	$1.0000	0.15%		0.12%		0.12%		0.15%		–		$19,597,264
2010	$1.0000	0.19%		0.12%		0.12%		0.20%		0.00	%(e)	$25,211,488
2009	$1.0000	0.49%		0.14%		0.14%		0.43%		0.00	%(e)	$14,508,409
Investment Class
2013	$1.0000	0.00	%(e)	0.47%		0.22%		0.00	%(e)	0.25%		$1,013,152
2012	$1.0000	0.00	%(e)	0.47%		0.32%		0.00	%(e)	0.15%		$961,168
2011	$1.0000	0.00	%(e)	0.46%		0.27%		0.00	%(e)	0.19%		$992,736
2010	$1.0000	0.00	%(e)	0.47%		0.31%		0.00	%(e)	0.16%		$905,604
2009	$1.0000	0.19%		0.49%		0.44%		0.16%		0.05%		$886,988
Class M
2013	$1.0000	0.12%		0.10%		0.10%		0.12%		–		$2,825,313
2012	$1.0000	0.22%		0.10%		0.10%		0.22%		–		$1,897,611
2011(f)	$1.0000	0.01%		0.10	% *	0.10	% *	0.17	% *	–		$2,012,117
Tax Free Money Market Fund
Institutional Class
2013	$1.0000	0.00	%(e)	0.20%		0.07%		0.00%		0.13%		$119,159
2012	$1.0000	0.00	%(e)	0.20%		0.12%		0.00	%(e)	0.08%		$140,255
2011	$1.0000	0.02%		0.19%		0.12%		0.02%		0.07%		$87,135
2010	$1.0000	0.10%		0.17%		0.17%		0.07%		0.00	%(e)	$114,404
2009	$1.0000	0.43%		0.19%		0.19%		0.33%		–		$99,976
Investment Class
2013	$1.0000	0.00	%(e)	0.55%		0.07%		0.00%		0.48%		$188,863
2012	$1.0000	0.00	%(e)	0.56%		0.12%		0.00	%(e)	0.44%		$368,245
2011	$1.0000	0.00	%(e)	0.54%		0.15%		0.00	%(e)	0.39%		$244,087
2010	$1.0000	0.02%		0.52%		0.24%		0.00	%(e)	0.28%		$290,874
2009	$1.0000	0.22%		0.54%		0.41%		0.23%		0.13%		$276,146
U.S. Government Money Market Fund
Institutional Class
2013	$1.0000	0.01%		0.12%		0.09%		0.01%		0.03%		$7,189,250
2012	$1.0000	0.03%		0.13%		0.12%		0.03%		0.01%		$7,114,213
2011	$1.0000	0.02%		0.12%		0.10%		0.02%		0.02%		$5,139,795
2010	$1.0000	0.07%		0.13%		0.12%		0.07%		0.01%		$4,430,327
2009	$1.0000	0.26%		0.13%		0.12%		0.21%		0.01%		$2,879,208
Investment Class
2013	$1.0000	0.00	%(e)	0.47%		0.10%		0.00%		0.37%		$691,469
2012	$1.0000	0.00	%(e)	0.47%		0.14%		0.00	%(e)	0.33%		$654,978
2011	$1.0000	0.00	%(e)	0.47%		0.11%		0.00	%(e)	0.36%		$638,101
2010	$1.0000	0.00	%(e)	0.48%		0.19%		0.00	%(e)	0.29%		$479,133
2009	$1.0000	0.05%		0.48%		0.37%		0.05%		0.11%		$551,857

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Treasury Money Market Fund
Institutional Class
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0002		$(0.0001)		$0.0001		$(0.0001)		$–		$(0.0001)
2009	$1.0000	$0.0003		$0.0001		$0.0004		$(0.0004)		$(0.0000	)(d)	$(0.0004)
Investment Class
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$(0.0000	)(d)	$(0.0001)
Treasury Plus Money Market Fund
Institutional Class
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0004		$(0.0000	)(d)	$0.0004		$(0.0004)		$–		$(0.0004)
2009	$1.0000	$0.0004		$0.0002		$0.0006		$(0.0006)		$(0.0000	)(d)	$(0.0006)
Investment Class
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–		$–		$–
2009	$1.0000	$0.0001		$0.0001		$0.0002		$(0.0002)		$(0.0000	)(d)	$(0.0002)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

See Notes to Financial Statements and Financial Statements of the Master Funds.

Year Ended December 31,	Net Asset Value End of Year	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Year (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Treasury Money Market Fund
Institutional Class
2013	$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%	$11,949,583
2012	$1.0000	0.00	%(e)	0.12%	0.08%	0.00	%(e)	0.04%	$10,151,078
2011	$1.0000	0.01%		0.13%	0.03%	0.00	%(e)	0.10%	$9,426,334
2010	$1.0000	0.01%		0.13%	0.11%	0.01%		0.02%	$2,790,267
2009	$1.0000	0.04%		0.13%	0.11%	0.03%		0.02%	$1,581,525
Investment Class
2013	$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%	$1,407,207
2012	$1.0000	0.00	%(e)	0.47%	0.08%	0.00	%(e)	0.39%	$1,475,932
2011	$1.0000	0.00	%(e)	0.48%	0.05%	0.00	%(e)	0.43%	$1,381,305
2010	$1.0000	0.00	%(e)	0.48%	0.13%	0.00	%(e)	0.35%	$866,341
2009	$1.0000	0.01%		0.48%	0.14%	0.00	%(e)	0.34%	$696,453
Treasury Plus Money Market Fund
Institutional Class
2013	$1.0000	0.00	%(e)	0.13%	0.08%	0.00	%(e)	0.05%	$2,679,596
2012	$1.0000	0.02%		0.14%	0.11%	0.02%		0.03%	$2,203,141
2011	$1.0000	0.01%		0.14%	0.06%	0.01%		0.08%	$1,220,159
2010	$1.0000	0.04%		0.15%	0.11%	0.04%		0.04%	$811,144
2009	$1.0000	0.06%		0.15%	0.13%	0.04%		0.02%	$654,543
Investment Class
2013	$1.0000	0.00	%(e)	0.48%	0.08%	0.00	%(e)	0.40%	$73,449
2012	$1.0000	0.00	%(e)	0.49%	0.13%	0.00	%(e)	0.36%	$95,222
2011	$1.0000	0.00	%(e)	0.49%	0.08%	0.00	%(e)	0.41%	$141,023
2010	$1.0000	0.00	%(e)	0.50%	0.15%	0.00	%(e)	0.35%	$122,577
2009	$1.0000	0.02%		0.50%	0.17%	0.00	%(e)	0.33%	$146,099

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Notes to Financial Statements

December 31, 2013

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Aggregate Bond Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund (the “Funds”). The Funds offer three classes of shares: Institutional Class, Investment Class and Service Class and the State Street Institutional Liquid Reserves Fund also offers Class M Shares, all of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. Service Class Shares are not yet offered for sale.

The Funds’ Institutional Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	August 12, 2004
State Street Institutional Tax Free Money Market Fund	February 7, 2007
State Street Institutional U.S. Government Money Market Fund	October 25, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

The Funds’ Investment Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	October 15, 2007
State Street Institutional Tax Free Money Market Fund	October 12, 2007
State Street Institutional U.S. Government Money Market Fund	October 17, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

The Fund’s Class M Shares commenced operations as follows:

State Street Institutional Liquid Reserves Fund	December 15, 2011

As of December 31, 2013, the following series of the Trust were operational: State Street Equity 500 Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2013

Each Fund invests all of its investable assets in interests of its respective Portfolio, each of which is a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of each Fund’s investment in its respective Portfolio reflects the Fund’s proportionate interest in the net assets of that Portfolio. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Portfolios of Investments, are attached to this report and should be read in conjunction with the Funds’ financial statements.

Fund	% Investment in Master	Respective Portfolio
State Street Institutional Liquid Reserves Fund	98.93%	State Street Money Market Portfolio
State Street Institutional Tax Free Money Market Fund	100.00%	State Street Tax Free Money Market Portfolio
State Street Institutional U.S. Government Money Market Fund	90.45%	State Street U.S. Government Money Market Portfolio
State Street Institutional Treasury Money Market Fund	91.75%	State Street Treasury Money Market Portfolio
State Street Institutional Treasury Plus Money Market Fund	100.00%	State Street Treasury Plus Money Market Portfolio

It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security valuation – Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for each Portfolio, as of December 31, 2013, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Net investment income consists of a Fund’s pro-rata share of the net investment income of its

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2013

respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its respective Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

For the year ended December 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Institutional Liquid Reserves Fund	$(52)	$52	$–
State Street Institutional Tax Free Money Market Fund	$–	$–	$–
State Street Institutional U.S. Government Money Market Fund	$–	$–	$–
State Street Institutional Treasury Money Market Fund	$–	$–	$–
State Street Institutional Treasury Plus Money Market Fund	$–	$3	$(3)

These differences were primarily attributable to distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders during the years ended December 31, 2013 and December 31, 2012 was as follows:

	December 31, 2013			December 31, 2012
Fund	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Ordinary Income	Tax Exempt Income	Long Term Capital Gain
State Street Institutional Liquid Reserves Fund	$32,492,859	$–	$–	$53,405,938	$–	$–
State Street Institutional Tax Free Money Market Fund	$–	$–	$–	$–	$31	$–
State Street Institutional U.S. Government Money Market Fund	$367,253	$–	$–	$1,602,363	$–	$–
State Street Institutional Treasury Money Market Fund	$17,636	$–	$–	$8,173	$–	$–
State Street Institutional Treasury Plus Money Market Fund	$17,960	$–	$–	$347,421	$–	$–

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2013

At December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryover	Total
State Street Institutional Liquid Reserves Fund	$–	$–	$–	$–
State Street Institutional Tax Free Money Market Fund	$–	$–	$–	$–
State Street Institutional U.S. Government Money Market Fund	$–	$–	$(165,580)	$(165,580)
State Street Institutional Treasury Money Market Fund	$18,845	$–	$–	$18,845
State Street Institutional Treasury Plus Money Market Fund	$222	$–	$(1,535)	$(1,313)

Federal income taxes – Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At December 31, 2013, State Street Institutional U.S. Government Money Market Fund had capital loss carryover in the amount of $165,580, all of which may be utilized to offset future net realized capital gains until the expiration date of December 31, 2015. State Street Institutional Treasury Plus Money Market Fund had capital loss carryover in the amount of $1,535, all of which may be utilized to offset future net realized capital gains with no expiration date.

At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The Funds have reviewed the tax positions for open years as of December 31, 2013, and determined they did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2013

Expense allocation – Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made.

Use of estimates – The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party and Other Fees

The Portfolios retained SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Liquid Reserves Fund (“ILR”) (exclusive of interest, taxes and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2014. For the year ended December 31, 2013, SSgA FM did not reimburse or waive any fees of ILR under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2013, SSgA FM did not voluntarily waive any fees on ILR.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Tax Free Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2013, SSgA FM voluntarily waived fees of $418,224 on the State Street Institutional Tax Free Money Market Fund.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional U.S. Government Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2014. For the year ended December 31, 2013, SSgA FM did not reimburse or waive any fees of the Fund under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2013, SSgA FM voluntarily waived fees of $1,976,248 on the State Street Institutional U.S. Government Money Market Fund.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2013

The Adviser may reimburse expenses or waive fees of the State Street Institutional Treasury Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2013, SSgA FM voluntarily waived fees of $6,058,938 on the State Street Institutional Treasury Money Market Fund.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Treasury Plus Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2014. For the year ended December 31, 2013, SSgA FM reimbursed the Fund $266,958 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2013, SSgA FM voluntarily waived fees of $1,004,830 on the State Street Institutional Treasury Plus Money Market Fund.

Effective October 1, 2012, the Trust implemented the terms of its Reimbursement Agreement with SSgA FM, dated September 20, 2012. Under the terms of the Reimbursement Agreement an applicable Fund agrees to repay SSgA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSgA FM (1) more than three years after the end of the fiscal year of the Fund in which SSgA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSgA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSgA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2013, SSgA FM has not recouped any expenses from the Funds. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
12/31/2015	$–	$83,658	$–	$269,793	$–
12/31/2016	$–	$418,224	$1,976,248	$6,058,938	$1,004,830

Pursuant to the administration agreement, each Fund, except ILR Class M Shares, pays a fee at an annual rate of 0.05% of the respective Fund’s net assets accrued daily to SSgA FM and ILR Class M

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2013

Shares pays at an annual rate of 0.03% of its net assets accrued daily to SSgA FM. During the year ended December 31, 2013, ILR incurred the following administration fees:

Fund	Liquid Reserves Fund
Institutional Class	$14,789,876
Investment Class	$428,121
Class M	$770,385

The Funds pay an annual fee of $12,600 for custody and accounting services. Pursuant to the sub-administration agreement, SSgA FM pays an annual fee of $25,000 for each Fund serviced by State Street.

The Funds’ Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds’ shareholders. The Funds’ Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Funds’ Distributor.

During the year ended December 31, 2013, the Funds did not make any payments to SSGM under the Rule 12b-1 Plan.

During the year ended December 31, 2013, SSGM voluntarily agreed to waive Rule 12b-1 fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$856,241
State Street Institutional Tax Free Money Market Fund	216,529
State Street Institutional U.S. Government Money Market Fund	729,369
State Street Institutional Treasury Money Market Fund	1,258,064
State Street Institutional Treasury Plus Money Market Fund	99,214

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the year ended December 31, 2013, SSGM did not make any payments to WMS under the Funds’ Rule 12b-1 Plan.

Under the Funds’ Shareholder Servicing Plan, the Funds compensate financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Funds’ Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the year ended

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2013

December 31, 2013, the Funds paid SSGM the following fees under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$855,266
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	32,953
State Street Institutional Treasury Money Market Fund	–
State Street Institutional Treasury Plus Money Market Fund	–

During the year ended December 31, 2013, SSGM voluntarily agreed to waive shareholder services fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$1,285,337
State Street Institutional Tax Free Money Market Fund	541,324
State Street Institutional U.S. Government Money Market Fund	1,790,470
State Street Institutional Treasury Money Market Fund	3,145,160
State Street Institutional Treasury Plus Money Market Fund	248,036

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the year ended December 31, 2013, WMS received the following payments:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$1,244,387
State Street Institutional Tax Free Money Market Fund	7,131
State Street Institutional U.S. Government Money Market Fund	438,433
State Street Institutional Treasury Money Market Fund	512,145
State Street Institutional Treasury Plus Money Market Fund	17,168

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200 for each Fund.

4.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund (five of the funds constituting State Street Institutional Investment Trust) (the “Funds”) as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, five of the funds constituting State Street Institutional Investment Trust, at December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2014

State Street Institutional Investment Trust

General Information

December 31, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Trust solicited a vote by the shareholders for the following items:

Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013. The meeting was subsequently adjourned and the final results will be reported in the next semi-annual report to shareholders.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 12, 2013 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreements for the Funds (the “Advisory Agreements”). In preparation for considering renewal of the Advisory Agreements at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 10, 2013 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreements, (ii) the investment performance of the Funds and the Adviser, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Funds, each of which is a money market fund. The Trustees reviewed the background and

State Street Institutional Investment Trust

General Information — (continued)

December 31, 2013 (Unaudited)

Advisory Agreement Renewal — (continued)

experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Funds, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ investments, in monitoring and securing the Funds’ compliance with their investment objectives and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.17 trillion in assets under management at August 31, 2013, including over $304 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees noted the significant experience, resources and strength of the Adviser in the management of a variety of money-market products. As discussed more fully below, they also determined that the advisory fees paid by the Portfolios and, indirectly, by the Funds were fair and reasonable and that the Funds’ performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios and indirectly to the Funds were appropriate and had been of good quality.

The Trustees determined, in view of the investment objectives of the Funds and after review and discussion of the available data and of a memorandum discussing the recent performance of the Funds supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that materials provided by Lipper Inc. prior to the Meeting indicated that the performance of the Funds’ Institutional Shares relative to their Lipper peer groups had generally been in the top one to three quintiles at August 31, 2013, for the five-year, three-year, one-year, and year-to-date reported periods, but that the performance of the Investment Shares had generally ranked lower. The Trustees noted that the reported recent performance of the Funds relative to their peers was not a wholly dependable measure of the Adviser’s success in managing the Portfolios’ investments, due to the fact that the Portfolios’ and most of their peers’ returns had been significantly affected by advisers’ waiving fees and reimbursing expenses, often in order to maintain returns at or above zero; nevertheless, the Trustees determined that, in light of recent conditions in the money market industry, the reported performance of the Funds supported a finding that the performance was acceptable, albeit subject to ongoing review at future meetings.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the Funds.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Funds individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended December 31, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the

State Street Institutional Investment Trust

General Information — (continued)

December 31, 2013 (Unaudited)

Advisory Agreement Renewal — (continued)

fees paid to the Adviser and State Street by the Trust. The Trustees also considered the profitability to BFDS of its activities as Transfer Agent to the Funds and concluded that it was not excessive.

In order better to evaluate the Funds’ advisory fees and those paid indirectly by the Funds, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Funds’ contractual advisory fees were all lower than the average and actual advisory fees were generally lower than the average for their Lipper peer groups and total expense ratios were generally lower than the average for their Lipper peer groups; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. (The Trustees noted that the Adviser does not receive any advisory fees from a Fund so long as the Fund invests substantially all of its assets in the applicable Portfolio or in another investment company.) The Trustees also considered that, to help limit expenses of certain Portfolios and the corresponding Funds, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios.

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that, as a general matter, fees paid to the Adviser by other, similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolios and, indirectly, by the Funds with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolios, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolios by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of institutional clients were of limited utility for purposes of comparison with those of the Portfolios, but that, to the extent that meaningful comparison was practicable, the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios’ brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Funds as assets grow and whether the Funds’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Funds by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreements.

State Street Institutional Investment Trust

Trustees and Officers Information

As of January 24, 2014

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds PLC.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Director, Marshall Financial Group, Inc.
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).
Rina K. Spence State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSgA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	34	Trustee, State Street Master Funds; Trustee, SSgA Funds.
Douglas T. Williams State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee; Audit Committee Chair	Term: Indefinite Elected: 7/99	President, Oakmonst Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; and Treasurer, Nantucket Educational Trust, (2002 – 2007).

Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	34	Trustee, State Street Master Funds; Trustee, SSgA Funds.
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2012 – present); President, SSgA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	217	Trustee, State Street Master Funds; Trustee, SSgA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*
Caroline Connolly State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).
Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 –present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

Two Heritage Drive

North Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STATE STREET MASTER FUNDS

ANNUAL REPORT

December 31, 2013

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE

As an interestholder of the below listed (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2013 to December 31, 2013.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2013

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,000.60	$0.30

Tax Free Money Market Portfolio	$1,000.00	$999.70	$0.55

U.S. Government Money Market Portfolio	$1,000.00	$1,000.10	$0.35

Treasury Money Market Portfolio	$1,000.00	$999.90	$0.30

Treasury Plus Money Market Portfolio	$1,000.00	$999.90	$0.35

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.90	$0.31

Tax Free Money Market Portfolio	$1,000.00	$1,024.65	$0.56

U.S. Government Money Market Portfolio	$1,000.00	$1,024.85	$0.36

Treasury Money Market Portfolio	$1,000.00	$1,024.90	$0.31

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.85	$0.36

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized expense ratio for the six months ended December 31, 2013 was as follows:

Money Market Portfolio	0.06%
Tax Free Money Market Portfolio	0.11%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.06%
Treasury Plus Money Market Portfolio	0.07%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2013
Certificates of Deposit	44.4%
Government Agency Repurchase Agreements	17.5
Financial Company Commercial Paper	15.1
Treasury Repurchase Agreements	12.6
Other Notes	6.0
Asset Backed Commercial Paper	3.2
Other Assets in Excess of Liabilities	1.2
Total	100.0%

Maturity Ladder*	December 31, 2013
Overnight (1 Day)	19.7%
2-30 Days	32.3
31-60 Days	15.6
61-90 Days	10.9
Over 90 Days	20.3
Total	98.8%
Average days to maturity	30
Weighted average life	57

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 3.2%
Aspen Funding Corp.(a)(b)	0.233%	01/22/2014	01/22/2014	$100,000,000	$99,986,583
Gemini Securitization Corp. LLC(a)(b)	0.220%	01/22/2014	01/22/2014	125,000,000	124,983,958
Gemini Securitization Corp. LLC(a)(b)	0.213%	01/27/2014	01/27/2014	125,000,000	124,981,042
Kells Funding LLC(b)(c)	0.230%	01/15/2014	01/15/2014	50,000,000	49,995,528
Kells Funding LLC(b)(c)	0.225%	01/30/2014	01/30/2014	100,000,000	99,981,875
Kells Funding LLC(b)(c)	0.235%	01/30/2014	01/30/2014	50,000,000	49,990,535
Kells Funding LLC(b)(c)	0.210%	04/01/2014	04/01/2014	50,000,000	49,973,750
Kells Funding LLC(b)(c)	0.210%	04/11/2014	04/11/2014	75,000,000	74,956,250
Kells Funding LLC(b)(c)	0.240%	04/14/2014	04/14/2014	100,000,000	99,931,333
Kells Funding LLC(b)(c)	0.240%	04/16/2014	04/16/2014	50,000,000	49,965,000
Northern Pines Funding LLC(b)(c)	0.311%	03/05/2014	03/05/2014	200,000,000	199,891,500
Ridgefield Funding Co. LLC(b)(c)	0.305%	02/10/2014	02/10/2014	60,000,000	59,980,000

TOTAL ASSET BACKED COMMERCIAL PAPER					1,084,617,354

FINANCIAL COMPANY COMMERCIAL PAPER – 15.1%
BNP Paribas(b)	0.253%	03/10/2014	03/10/2014	197,000,000	196,906,972
Caisse des Depots et Consignations(b)(c)	0.190%	01/14/2014	01/14/2014	500,000,000	499,965,694
Caisse des Depots et Consignations(b)(c)	0.190%	01/29/2014	01/29/2014	125,000,000	124,981,528
Caisse des Depots et Consignations(b)(c)	0.200%	02/14/2014	02/14/2014	125,000,000	124,969,444
Caisse des Depots et Consignations(b)(c)	0.230%	04/22/2014	04/22/2014	240,000,000	239,829,800
Collateralized Commercial Paper Co. LLC(b)(c)	0.311%	01/06/2014	01/06/2014	50,000,000	49,997,847
Collateralized Commercial Paper Co. LLC(b)	0.270%	01/07/2014	01/07/2014	415,000,000	414,981,325
Collateralized Commercial Paper Co. LLC(b)(c)	0.244%	04/17/2014	04/17/2014	100,000,000	99,929,333
Commonwealth Bank of Australia(a)(d)	0.276%	01/13/2014	07/03/2014	270,000,000	270,000,000
DnB Bank ASA(a)(b)	0.203%	03/17/2014	03/17/2014	300,000,000	299,875,000
DnB Bank ASA(a)(b)	0.193%	03/18/2014	03/18/2014	150,000,000	149,939,833
General Electric Capital Corp.(b)	0.203%	03/21/2014	03/21/2014	105,000,000	104,953,917
General Electric Capital Corp.(b)	0.223%	04/14/2014	04/14/2014	105,000,000	104,933,908
HSBC Bank PLC(a)(d)	0.288%	02/05/2014	02/05/2014	63,000,000	62,999,453
HSBC Bank PLC(a)(d)	0.288%	02/07/2014	02/07/2014	42,000,000	41,999,915
Nordea Bank AB(a)(b)	0.203%	03/17/2014	03/17/2014	140,000,000	139,941,667
Nordea Bank AB(a)(b)	0.208%	03/18/2014	03/18/2014	107,000,000	106,953,693
Nordea Bank AB(a)(b)	0.203%	03/19/2014	03/19/2014	365,000,000	364,843,861
Nordea Bank AB(a)(b)	0.203%	03/20/2014	03/20/2014	285,000,000	284,876,500
Nordea Bank AB(a)(b)	0.233%	04/17/2014	04/17/2014	178,000,000	177,879,455
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	01/23/2014	01/23/2014	269,000,000	268,958,903
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	01/17/2014	01/17/2014	350,000,000	349,965,778
Toyota Motor Credit Corp.(b)	0.170%	01/13/2014	01/13/2014	110,000,000	109,993,767
Westpac Banking Corp.(a)(d)	0.293%	01/06/2014	01/06/2014	250,000,000	249,999,879

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Westpac Banking Corp.(a)(d)	0.292%	01/21/2014	01/21/2014	$130,000,000	$130,000,000
Westpac Banking Corp.(a)(d)	0.288%	01/24/2014	01/24/2014	175,000,000	175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,144,677,472

CERTIFICATES OF DEPOSIT – 44.4%
Bank of Montreal(b)	0.180%	01/13/2014	01/13/2014	500,000,000	500,000,000
Bank of Montreal(b)	0.175%	02/05/2014	02/05/2014	500,000,000	500,000,000
Bank of Montreal(d)	0.245%	01/21/2014	06/16/2014	325,000,000	325,000,000
Bank of Nova Scotia(b)	0.200%	02/04/2014	02/04/2014	495,000,000	495,000,000
Bank of Nova Scotia(b)	0.210%	02/19/2014	02/19/2014	500,000,000	500,000,000
Bank of Nova Scotia(b)	0.200%	04/01/2014	04/01/2014	250,000,000	250,000,000
Bank of Nova Scotia(d)	0.258%	01/07/2014	06/06/2014	335,000,000	335,000,000
Bank of Tokyo – Mitsubishi(b)	0.210%	01/15/2014	01/15/2014	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(b)	0.200%	01/21/2014	01/21/2014	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi(b)	0.210%	01/22/2014	01/22/2014	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(b)	0.210%	02/21/2014	02/21/2014	195,000,000	195,000,000
Bank of Tokyo – Mitsubishi(b)	0.210%	02/28/2014	02/28/2014	600,000,000	600,000,000
Barclays Bank(d)	0.447%	01/30/2014	05/30/2014	200,000,000	200,000,000
Barclays Bank(d)	0.381%	01/09/2014	09/09/2014	500,000,000	500,000,000
BNP Paribas(b)	0.280%	02/19/2014	02/19/2014	125,000,000	125,000,000
BNP Paribas(b)	0.280%	04/08/2014	04/08/2014	197,000,000	197,000,000
Canadian Imperial Bank of Commerce(d)	0.288%	01/06/2014	06/04/2014	195,000,000	195,000,000
Credit Suisse(b)	0.230%	02/19/2014	02/19/2014	222,000,000	222,000,000
Credit Suisse(b)	0.230%	02/26/2014	02/26/2014	287,000,000	287,000,000
Credit Suisse(b)	0.250%	03/28/2014	03/28/2014	287,000,000	287,000,000
Credit Suisse(d)	0.277%	01/13/2014	06/13/2014	235,000,000	235,000,000
Deutsche Bank AG(b)	0.230%	02/28/2014	02/28/2014	125,000,000	125,000,000
Deutsche Bank AG(b)	0.230%	02/28/2014	02/28/2014	200,000,000	200,000,000
Deutsche Bank AG(b)	0.230%	02/28/2014	02/28/2014	234,000,000	234,000,000
Deutsche Bank AG(b)	0.250%	02/28/2014	02/28/2014	350,000,000	350,000,000
Deutsche Bank AG(b)	0.270%	03/31/2014	03/31/2014	200,000,000	200,000,000
ING Bank NV(b)	0.260%	01/23/2014	01/23/2014	400,000,000	400,000,000
ING Bank NV(b)	0.240%	02/14/2014	02/14/2014	400,000,000	400,000,000
ING Bank NV(b)	0.240%	04/01/2014	04/01/2014	350,000,000	350,000,000
Nordea Bank AB(d)	0.244%	01/17/2014	01/17/2014	200,000,000	200,000,000
Nordea Bank AB(b)	0.200%	03/18/2014	03/18/2014	250,000,000	249,997,363
Nordea Bank AB(b)	0.215%	03/25/2014	03/25/2014	175,000,000	174,997,985
Rabobank Nederland NV(d)	0.323%	01/06/2014	01/06/2014	300,000,000	299,999,874
Rabobank Nederland NV(d)	0.302%	03/06/2014	03/06/2014	380,000,000	380,000,000
Rabobank Nederland NV(d)	0.249%	03/03/2014	06/02/2014	500,000,000	500,000,000
Rabobank Nederland NV(d)	0.254%	01/07/2014	07/07/2014	400,000,000	400,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
Royal Bank of Canada(d)	0.288%	01/09/2014	04/09/2014	$185,000,000	$185,000,000
Royal Bank of Canada(d)	0.287%	01/16/2014	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB(b)	0.250%	01/31/2014	01/31/2014	201,000,000	201,000,000
Sumitomo Mitsui Banking Corp.(b)	0.220%	01/10/2014	01/10/2014	800,000,000	800,000,000
Sumitomo Mitsui Banking Corp.(b)	0.220%	01/21/2014	01/21/2014	400,000,000	400,000,000
Svenska Handelsbanken AB(b)	0.200%	02/18/2014	02/18/2014	500,000,000	500,003,331
Svenska Handelsbanken AB(b)	0.175%	03/05/2014	03/05/2014	32,000,000	32,000,269
Svenska Handelsbanken AB(b)	0.180%	04/02/2014	04/02/2014	135,000,000	135,000,000
Svenska Handelsbanken AB(b)	0.190%	04/04/2014	04/04/2014	96,000,000	96,001,191
Swedbank AB(d)	0.269%	01/06/2014	08/06/2014	278,000,000	278,000,000
UBS AG(b)	0.230%	02/27/2014	02/27/2014	100,000,000	100,000,000
UBS AG(b)	0.245%	03/31/2014	03/31/2014	200,000,000	200,000,000
UBS AG(b)	0.260%	05/05/2014	05/05/2014	300,000,000	300,000,000
Wells Fargo Bank NA(b)	0.160%	03/04/2014	03/04/2014	100,000,000	100,000,000
Wells Fargo Bank NA(b)	0.210%	03/26/2014	03/26/2014	225,000,000	225,000,000
Westpac Banking Corp.(d)	0.294%	01/17/2014	01/17/2014	155,000,000	154,999,660

TOTAL CERTIFICATES OF DEPOSIT					15,124,399,673

OTHER NOTES – 6.0%
Bank of America NA(b)	0.240%	01/07/2014	01/07/2014	300,000,000	300,000,000
Bank of America NA(b)	0.240%	01/15/2014	01/15/2014	600,000,000	600,000,000
JPMorgan Chase Bank NA(d)	0.322%	03/07/2014	01/07/2015	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.321%	01/22/2014	01/22/2015	175,000,000	175,000,000
Royal Bank of Canada(c)(d)	0.293%	01/07/2014	01/07/2015	155,000,000	155,000,000
Svenska Handelsbanken AB(c)(d)	0.275%	01/27/2014	06/27/2014	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.291%	03/10/2014	01/10/2015	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.307%	01/21/2014	01/20/2015	227,000,000	227,000,000

TOTAL OTHER NOTES					2,052,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 17.5%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by Federal Farm Credit Banks, 4.250% – 5.660% due 08/25/2016 – 04/17/2036, Federal Home Loan Banks, 0.125% – 5.625% due 04/17/2014 – 03/14/2036, Federal Home Loan Mortgage Corporations, 0.310% – 8.250% due 07/15/2014 – 06/14/2028, Federal National Mortgage Associations, 0.375% – 3.000% due 10/26/2015 – 07/26/2032, and Financing Corporation Strips, 9.400% – 9.650% due 02/08/2018 – 11/02/2018, valued at $255,000,001); expected proceeds $250,001,458	0.030%	01/02/2014	01/02/2014	$250,000,000	$250,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a Federal Farm Credit Bank, 0.188% due 10/03/2016, Federal Home Loan Banks, 1.375% – 4.750% due 05/28/2014 – 12/16/2016, and Federal Home Loan Mortgage Corporations, 0.500% – 5.625% due 07/28/2014 – 11/23/2035, valued at $255,001,790); expected proceeds $250,000,139	0.010%	01/02/2014	01/02/2014	250,000,000	250,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by Government National Mortgage Associations, 1.625% – 5.500% due 06/20/2023 – 10/20/2043, valued at $246,840,000); expected proceeds $242,000,269	0.020%	01/02/2014	01/02/2014	242,000,000	242,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by Federal Farm Credit Banks, 0.250% – 4.875% due 10/02/2014 –12/20/2023, Federal Home Loan Banks, 0.000% – 5.500% due 01/31/2014 –07/15/2036, Federal Home Loan Mortgage Corporations, 0.500% – 6.250% due 04/23/2014 – 07/15/2032, Federal National Mortgage Associations, 0.500% – 2.375% due 05/27/2015 – 01/30/2017, and U.S. Treasury Strips, 0.000% – 4.500% due 01/23/2014 – 01/31/2020, valued at $255,000,008); expected proceeds $250,001,944	0.040%	01/03/2014	01/03/2014	250,000,000	250,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.000% due 05/01/2018 – 01/01/2044, Federal National Mortgage Associations, 2.500% – 7.500% due 07/01/2017 – 12/01/2043, and Government National Mortgage Associations, 2.500% – 11.000% due 10/15/2015 – 12/15/2054, valued at $510,000,001); expected proceeds $500,003,889	0.040%	01/03/2014	01/03/2014	$500,000,000	$500,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a Federal Home Loan Bank, 0.375% due 06/24/2016, and Federal Home Loan Mortgage Corporations, 0.750% – 5.000% due 07/15/2014 – 06/27/2018, valued at $255,004,541); expected proceeds $250,001,458	0.030%	01/07/2014	01/07/2014	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by Government National Mortgage Associations, 3.500% – 4.000% due 03/20/2042 – 04/20/2043, valued at $357,000,001); expected proceeds $350,003,403	0.050%	01/02/2014	01/02/2014	350,000,000	350,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% –12.000% due 01/01/2014 – 11/01/2043, Federal National Mortgage Associations, 2.000% – 12.500% due 02/01/2014 – 11/01/2048, and Government National Mortgage Associations, 3.500% – 4.000% due 10/20/2043, valued at $668,100,000); expected proceeds $655,006,368	0.050%	01/06/2014	01/06/2014	655,000,000	655,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by Government National Mortgage Associations, 1.722% – 6.000% due 10/15/2026 – 12/20/2063, valued at $229,500,001); expected proceeds $225,001,750	0.040%	01/07/2014	01/07/2014	225,000,000	225,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.000% due 08/01/2026 – 04/01/2043, and a Federal National Mortgage Association, 4.000% due 05/01/2042, valued at $255,000,593); expected proceeds $250,000,278	0.020%	01/02/2014	01/02/2014	$250,000,000	$250,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by Federal Home Loan Banks, 5.375% due 05/15/2019 – 08/15/2024, Federal Home Loan Mortgage Corporations, 0.350% – 5.000% due 12/05/2014 – 10/02/2019, and Federal National Mortgage Associations, 0.375% – 5.375% due 03/16/2015 – 06/12/2017, valued at $69,362,600); expected proceeds $68,000,076	0.020%	01/02/2014	01/02/2014	68,000,000	68,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by Federal National Mortgage Associations, 2.000% – 14.000% due 01/01/2014 – 12/01/2049, valued at $2,177,097,180); expected proceeds $2,134,413,743	0.040%	01/02/2014	01/02/2014	2,134,409,000	2,134,409,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.500% due 12/01/2025 – 11/01/2043, Federal National Mortgage Associations, 2.500% – 5.000% due 11/01/2025 – 01/01/2044, and a Government National Mortgage Association, 2.500% due 03/20/2042, valued at $235,620,000); expected proceeds $231,001,348	0.030%	01/06/2014	01/06/2014	231,000,000	231,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 01/01/2044, and Federal National Mortgage Associations, 3.000% – 4.000% due 10/01/2026 – 01/01/2044, valued at $300,900,001); expected proceeds $295,001,147	0.020%	01/07/2014	01/07/2014	$295,000,000	$295,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,950,409,000

TREASURY REPURCHASE AGREEMENTS – 12.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 1.000% due 08/31/2019, valued at $51,000,038); expected proceeds $50,000,194	0.020%	01/07/2014	01/07/2014	50,000,000	50,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by U.S. Treasury Strips, 1.000% – 1.750% due 10/31/2016 – 05/15/2023, valued at $153,065,832); expected proceeds $150,000,875	0.030%	01/03/2014	01/03/2014	150,000,000	150,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 4.375% due 05/15/2041, valued at $3,000,005,088); expected proceeds $300,005,000	0.030%	01/02/2014	01/02/2014	3,000,000,000	3,000,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2014 – 11/15/2023, valued at $943,500,732); expected proceeds $925,003,597	0.020%	01/07/2014	01/07/2014	925,000,000	925,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 0.250% – 0.750% due 02/28/2015 – 03/31/2018, valued at $153,000,094); expected proceeds $150,000,417	0.050%	01/02/2014	01/02/2014	$150,000,000	$150,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					4,275,000,000

TOTAL INVESTMENTS(e) – 98.8%					33,631,103,499
Other Assets in Excess of Liabilities – 1.2%					422,200,303

NET ASSETS – 100.0%					$34,053,303,802

(a)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,423,185,520 or 10.05% of net assets as of December 31, 2013.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,209,339,417 or 6.49% of net assets as of December 31, 2013.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of December 31, 2013.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2013
Cash/Money Market Fund	25.3%
Housing	15.9
Transportation	14.2
Education	13.0
General Obligations	12.3
Water	6.6
Pollution	3.8
Health	3.5
Power	3.1
Industrial Revenue/Pollution Control Revenue	1.2
Development	1.0
Stadium	0.1
Other Liabilities in Excess of Assets	(0.0)**
Total	100.0%

Maturity Ladder*	December 31, 2013
Overnight (1 Day)	11.1%
2-30 Days	88.9
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	0.0
Total	100.0%
Average days to maturity	5
Weighted average life	5

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
**	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – 74.7%
California – 6.5%
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.040%	01/07/2014	01/07/2014	$1,500,000	$1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.040%	01/07/2014	01/07/2014	5,000,000	5,000,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.040%	01/07/2014	01/07/2014	1,000,000	1,000,000
Los Angeles Department of Water & Power, Revenue Bonds, Subseries B-5, SPA: Royal Bank of Canada(a)	0.040%	01/07/2014	01/07/2014	5,000,000	5,000,000
Los Angeles Department of Water & Power, Revenue Bonds, Subseries B-6, SPA: Royal Bank of Canada(a)	0.010%	01/02/2014	01/02/2014	2,200,000	2,200,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-3, SPA: Wells Fargo Bank N.A.(a)	0.010%	01/02/2014	01/02/2014	2,725,000	2,725,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.030%	01/07/2014	01/07/2014	2,500,000	2,500,000

					19,925,000

Colorado – 4.8%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.050%	01/07/2014	01/07/2014	3,890,000	3,890,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC(a)	0.050%	01/07/2014	01/07/2014	3,065,000	3,065,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.050%	01/07/2014	01/07/2014	4,000,000	4,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.060%	01/07/2014	01/07/2014	3,700,000	3,700,000

					14,655,000

Connecticut – 6.1%
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.050%	01/07/2014	01/07/2014	6,100,000	6,100,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – (continued)
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ(a)	0.060%	01/07/2014	01/07/2014	$4,750,000	$4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.040%	01/07/2014	01/07/2014	8,000,000	8,000,000

					18,850,000

Delaware – 2.6%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.030%	01/07/2014	01/07/2014	6,900,000	6,900,000
University of Delaware, Revenue Bonds, SPA: TD Bank N.A.(a)	0.030%	01/02/2014	01/02/2014	1,000,000	1,000,000

					7,900,000

Florida – 0.8%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.040%	01/07/2014	01/07/2014	2,415,000	2,415,000

Georgia – 1.2%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.060%	01/07/2014	01/07/2014	3,600,000	3,600,000

Indiana – 0.6%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.050%	01/07/2014	01/07/2014	2,000,000	2,000,000

Kansas – 4.0%
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC(a)	0.040%	01/07/2014	01/07/2014	5,465,000	5,465,000
Kansas State Department of Transportation, Revenue Bonds, Series C-2, SPA: JP Morgan Chase Bank N.A.(a)	0.040%	01/07/2014	01/07/2014	7,000,000	7,000,000

					12,465,000

Maryland – 1.3%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.050%	01/07/2014	01/07/2014	3,610,000	3,610,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking(a)	0.050%	01/07/2014	01/07/2014	405,000	405,000

					4,015,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Massachusetts – 5.3%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.060%	01/07/2014	01/07/2014	$8,000,000	$8,000,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.060%	01/07/2014	01/07/2014	5,000,000	5,000,000
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A.(a)	0.040%	01/07/2014	01/07/2014	3,455,000	3,455,000

					16,455,000

Michigan – 2.8%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company(a)	0.010%	01/02/2014	01/02/2014	8,600,000	8,600,000

Minnesota – 0.5%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.040%	01/07/2014	01/07/2014	1,635,000	1,635,000

Missouri – 2.6%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08(a)	0.060%	01/07/2014	01/07/2014	6,385,000	6,385,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series C, SPA: U.S. Bank N.A.(a)	0.020%	01/02/2014	01/02/2014	1,500,000	1,500,000

					7,885,000

New Hampshire – 3.4%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.040%	01/07/2014	01/07/2014	5,375,000	5,375,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.050%	01/07/2014	01/07/2014	5,155,000	5,155,000

					10,530,000

New York – 7.7%
City of New York, GO Unlimited, Fiscal 2008, Subseries J-9, SPA: Bank of Nova Scotia(a)	0.040%	01/07/2014	01/07/2014	7,530,000	7,530,000
City of New York, Housing Development Corp., Revenue Bonds, Related-Carnegie Park, Series A, INS: FNMA, LIQ: FNMA(a)	0.030%	01/07/2014	01/07/2014	1,500,000	1,500,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
New York – (continued)
City of New York Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, 2nd Generation, Series 2011-DD-3A, SPA: U.S. Bank N.A.(a)	0.030%	01/02/2014	01/02/2014	$5,000,000	$5,000,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.060%	01/07/2014	01/07/2014	1,990,000	1,990,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.060%	01/07/2014	01/07/2014	3,535,000	3,535,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.050%	01/07/2014	01/07/2014	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A.(a)	0.040%	01/07/2014	01/07/2014	3,000,000	3,000,000

					23,855,000

North Carolina – 8.0%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.060%	01/07/2014	01/07/2014	5,250,000	5,250,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	01/07/2014	01/07/2014	2,905,000	2,905,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.060%	01/07/2014	01/07/2014	2,000,000	2,000,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	01/07/2014	01/07/2014	6,650,000	6,650,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.050%	01/07/2014	01/07/2014	3,000,000	3,000,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	01/07/2014	01/07/2014	1,800,000	1,800,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	01/07/2014	01/07/2014	3,100,000	3,100,000

					24,705,000

Ohio – 2.8%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.040%	01/07/2014	01/07/2014	8,600,000	8,600,000

Oregon – 2.0%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.040%	01/07/2014	01/07/2014	6,100,000	6,100,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Pennsylvania – 1.1%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.040%	01/07/2014	01/07/2014	$1,260,000	$1,260,000
Geisinger Authority, Geisinger Health System, Revenue Bonds, Series C, SPA: TD Bank N.A(a)	0.020%	01/02/2014	01/02/2014	2,000,000	2,000,000

					3,260,000

Rhode Island – 2.2%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.050%	01/07/2014	01/07/2014	6,645,000	6,645,000

Texas – 0.7%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.050%	01/07/2014	01/07/2014	2,165,000	2,165,000

Utah – 3.6%
Utah Transit Authority, Sales Tax Revenue, Subseries A, LOC: BNP Paribas(a)	0.020%	01/02/2014	01/02/2014	5,800,000	5,800,000
Utah Transit Authority, Sales Tax Revenue, Subseries B, LOC: BNP Paribas(a)	0.020%	01/02/2014	01/02/2014	5,400,000	5,400,000

					11,200,000

Washington – 3.1%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.040%	01/07/2014	01/07/2014	1,605,000	1,605,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.040%	01/07/2014	01/07/2014	8,000,000	8,000,000

					9,605,000

West Virginia – 1.0%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.050%	01/07/2014	01/07/2014	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					230,065,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Shares	Market Value
INVESTMENT COMPANY – 25.3%
Dreyfus Tax Exempt Cash Management Fund(b)				78,002,808	$78,002,808

TOTAL INVESTMENTS(c) – 100.0%					308,067,808
Other Liabilities in Excess of Assets – 0.0%(d)					(37,548)

NET ASSETS – 100.0%					$308,030,260

(a)	Variable Rate Security – Interest rate shown is rate in effect as of December 31, 2013.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(d)	Amount represents less than 0.05% of net assets.

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2013
Government Agency Debt	63.8%
Government Agency Repurchase Agreements	14.9
Treasury Repurchase Agreements	8.3
Treasury Debt	4.2
Other Assets in Excess of Liabilities	8.8
Total	100.0%

Maturity Ladder*	December 31, 2013
Overnight (1 Day)	21.4%
2-30 Days	18.6
31-60 Days	15.7
61-90 Days	15.1
Over 90 Days	20.4
Total	91.2%
Average days to maturity	48
Weighted average life	50

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – 63.8%
Federal Farm Credit Bank(a)	0.120%	06/10/2014	06/10/2014	$15,000,000	$14,992,000
Federal Home Loan Bank(a)	0.058%	01/02/2014	01/02/2014	35,000,000	34,999,944
Federal Home Loan Bank(a)	0.125%	01/02/2014	01/02/2014	82,000,000	81,999,715
Federal Home Loan Bank(a)	0.115%	01/08/2014	01/08/2014	28,900,000	28,899,354
Federal Home Loan Bank(a)	0.090%	01/15/2014	01/15/2014	59,200,000	59,197,928
Federal Home Loan Bank(a)	0.045%	01/22/2014	01/22/2014	82,000,000	81,997,848
Federal Home Loan Bank(a)	0.090%	01/22/2014	01/22/2014	50,000,000	49,997,375
Federal Home Loan Bank(a)	0.090%	01/24/2014	01/24/2014	88,000,000	87,994,940
Federal Home Loan Bank(a)	0.060%	01/31/2014	01/31/2014	65,000,000	64,996,750
Federal Home Loan Bank(a)	0.090%	01/31/2014	01/31/2014	41,000,000	40,996,925
Federal Home Loan Bank(a)	0.092%	01/31/2014	01/31/2014	20,000,000	19,998,467
Federal Home Loan Bank(a)	0.095%	02/05/2014	02/05/2014	90,000,000	89,991,688
Federal Home Loan Bank(a)	0.095%	02/14/2014	02/14/2014	103,000,000	102,988,041
Federal Home Loan Bank(b)	0.095%	01/18/2014	02/18/2014	133,000,000	132,999,718
Federal Home Loan Bank(a)	0.090%	02/19/2014	02/19/2014	45,000,000	44,994,488
Federal Home Loan Bank(a)	0.095%	02/19/2014	02/19/2014	78,600,000	78,589,837
Federal Home Loan Bank(a)	0.100%	02/19/2014	02/19/2014	50,000,000	49,993,194
Federal Home Loan Bank(a)	0.080%	02/28/2014	02/28/2014	29,000,000	28,996,262
Federal Home Loan Bank(a)	0.084%	02/28/2014	02/28/2014	70,000,000	69,990,527
Federal Home Loan Bank(a)	0.080%	03/05/2014	03/05/2014	76,000,000	75,989,360
Federal Home Loan Bank(a)	0.085%	03/05/2014	03/05/2014	59,000,000	58,991,224
Federal Home Loan Bank(a)	0.070%	03/12/2014	03/12/2014	180,000,000	179,975,500
Federal Home Loan Bank(a)	0.100%	03/12/2014	03/12/2014	65,000,000	64,987,361
Federal Home Loan Bank(a)	0.100%	03/19/2014	03/19/2014	36,000,000	35,992,300
Federal Home Loan Bank(a)	0.070%	03/21/2014	03/21/2014	55,000,000	54,991,551
Federal Home Loan Bank(a)	0.100%	03/21/2014	03/21/2014	43,000,000	42,990,564
Federal Home Loan Bank(a)	0.070%	03/26/2014	03/26/2014	64,000,000	63,989,547
Federal Home Loan Bank(a)	0.072%	03/26/2014	03/26/2014	138,000,000	137,976,816
Federal Home Loan Bank(a)	0.100%	03/28/2014	03/28/2014	64,000,000	63,984,711
Federal Home Loan Bank(b)	0.115%	01/01/2014	04/01/2014	180,000,000	180,000,000
Federal Home Loan Bank(a)	0.090%	04/02/2014	04/02/2014	45,000,000	44,989,763
Federal Home Loan Bank(a)	0.100%	04/04/2014	04/04/2014	151,750,000	151,710,798
Federal Home Loan Bank(a)	0.090%	05/01/2014	05/01/2014	39,000,000	38,996,669
Federal Home Loan Bank(a)	0.115%	05/16/2014	05/16/2014	6,000,000	5,997,413
Federal Home Loan Bank(a)	0.115%	05/23/2014	05/23/2014	140,000,000	139,936,494
Federal Home Loan Bank(a)	0.140%	06/11/2014	06/11/2014	32,000,000	31,979,964
Federal Home Loan Mortgage Corp.(a)	0.115%	01/06/2014	01/06/2014	44,000,000	43,999,297
Federal Home Loan Mortgage Corp.(a)	0.120%	01/06/2014	01/06/2014	171,272,000	171,269,145
Federal Home Loan Mortgage Corp.(a)	0.120%	01/07/2014	01/07/2014	90,000,000	89,998,200
Federal Home Loan Mortgage Corp.(a)	0.120%	01/14/2014	01/14/2014	45,875,000	45,873,012

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.130%	01/14/2014	01/14/2014	$60,000,000	$59,997,183
Federal Home Loan Mortgage Corp.(a)	0.090%	01/21/2014	01/21/2014	59,900,000	59,897,005
Federal Home Loan Mortgage Corp.(a)	0.110%	01/21/2014	01/21/2014	96,266,000	96,260,117
Federal Home Loan Mortgage Corp.(a)	0.045%	01/23/2014	01/23/2014	15,000,000	14,999,588
Federal Home Loan Mortgage Corp.(a)	0.150%	01/23/2014	01/23/2014	19,556,000	19,554,207
Federal Home Loan Mortgage Corp.(a)	0.059%	02/03/2014	02/03/2014	27,000,000	26,998,540
Federal Home Loan Mortgage Corp.(a)	0.063%	02/03/2014	02/03/2014	6,400,000	6,399,630
Federal Home Loan Mortgage Corp.(a)	0.095%	02/03/2014	02/03/2014	19,446,000	19,444,307
Federal Home Loan Mortgage Corp.(a)	0.078%	02/10/2014	02/10/2014	55,000,000	54,995,233
Federal Home Loan Mortgage Corp.(a)	0.100%	02/18/2014	02/18/2014	47,869,000	47,862,617
Federal Home Loan Mortgage Corp.(a)	0.083%	02/24/2014	02/24/2014	97,050,000	97,037,917
Federal Home Loan Mortgage Corp.(a)	0.090%	02/24/2014	02/24/2014	47,000,000	46,993,655
Federal Home Loan Mortgage Corp.(a)	0.080%	03/03/2014	03/03/2014	79,790,000	79,779,184
Federal Home Loan Mortgage Corp.(a)	0.080%	03/10/2014	03/10/2014	116,000,000	115,982,471
Federal Home Loan Mortgage Corp.(a)	0.070%	03/31/2014	03/31/2014	20,000,000	19,996,539
Federal Home Loan Mortgage Corp.(a)	0.100%	03/31/2014	03/31/2014	15,000,000	14,996,292
Federal Home Loan Mortgage Corp.(a)	0.110%	03/31/2014	03/31/2014	33,000,000	32,991,026
Federal Home Loan Mortgage Corp.(a)	0.100%	04/14/2014	04/14/2014	38,900,000	38,888,870
Federal Home Loan Mortgage Corp.(a)	0.095%	04/28/2014	04/28/2014	33,900,000	33,889,533
Federal Home Loan Mortgage Corp.(a)	0.098%	05/05/2014	05/05/2014	55,000,000	54,981,434
Federal Home Loan Mortgage Corp.(a)	0.105%	05/06/2014	05/06/2014	45,000,000	44,983,594
Federal Home Loan Mortgage Corp.(a)	0.108%	05/12/2014	05/12/2014	25,000,000	24,990,175
Federal Home Loan Mortgage Corp.(a)	0.110%	05/19/2014	05/19/2014	126,000,000	125,946,870
Federal Home Loan Mortgage Corp.(a)	0.115%	05/21/2014	05/21/2014	15,000,000	14,993,292
Federal Home Loan Mortgage Corp.(a)	0.120%	05/27/2014	05/27/2014	174,585,000	174,500,035
Federal Home Loan Mortgage Corp.(a)	0.130%	06/23/2014	06/23/2014	50,000,000	49,968,764
Federal Home Loan Mortgage Corp.(a)	0.124%	06/30/2014	06/30/2014	100,000,000	99,938,000
Federal National Mortgage Assoc.(a)	0.112%	01/08/2014	01/08/2014	27,000,000	26,999,412
Federal National Mortgage Assoc.(a)	0.113%	01/08/2014	01/08/2014	53,929,000	53,927,815
Federal National Mortgage Assoc.(a)	0.100%	01/13/2014	01/13/2014	176,875,000	176,869,104
Federal National Mortgage Assoc.(a)	0.100%	01/15/2014	01/15/2014	52,865,000	52,862,944
Federal National Mortgage Assoc.(a)	0.090%	01/22/2014	01/22/2014	74,811,000	74,807,072
Federal National Mortgage Assoc.(a)	0.090%	01/27/2014	01/27/2014	24,000,000	23,998,440
Federal National Mortgage Assoc.(a)	0.100%	02/03/2014	02/03/2014	52,865,000	52,860,154
Federal National Mortgage Assoc.(a)	0.095%	02/05/2014	02/05/2014	40,098,000	40,094,297
Federal National Mortgage Assoc.(a)	0.100%	02/12/2014	02/12/2014	56,846,000	56,839,368
Federal National Mortgage Assoc.(a)	0.094%	02/19/2014	02/19/2014	32,000,000	31,995,906
Federal National Mortgage Assoc.(a)	0.082%	02/26/2014	02/26/2014	67,000,000	66,991,454
Federal National Mortgage Assoc.(a)	0.083%	02/26/2014	02/26/2014	26,927,000	26,923,523
Federal National Mortgage Assoc.(a)	0.100%	04/21/2014	04/21/2014	114,000,000	113,965,167

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc.(a)	0.100%	05/01/2014	05/01/2014	$25,000,000	$24,991,667
Federal National Mortgage Assoc.(a)	0.109%	05/21/2014	05/21/2014	38,000,000	37,983,892
Federal National Mortgage Assoc.(a)	0.120%	05/28/2014	05/28/2014	15,000,000	14,992,650
Federal National Mortgage Assoc.(a)	0.120%	06/04/2014	06/04/2014	193,548,000	193,448,645
Federal National Mortgage Assoc.(a)	0.129%	06/18/2014	06/18/2014	95,000,000	94,942,810
Federal National Mortgage Assoc.(b)	0.151%	01/11/2014	09/11/2014	29,000,000	29,008,371

TOTAL GOVERNMENT AGENCY DEBT					5,561,003,459

TREASURY DEBT – 4.2%
U.S. Treasury Note(a)	0.102%	01/15/2014	01/15/2014	29,000,000	29,009,930
U.S. Treasury Note(a)	0.107%	01/31/2014	01/31/2014	25,000,000	25,033,590
U.S. Treasury Note(a)	0.107%	01/31/2014	01/31/2014	39,000,000	39,004,563
U.S. Treasury Note(a)	0.089%	03/31/2014	03/31/2014	175,000,000	175,069,046
U.S. Treasury Note(a)	0.104%	03/31/2014	03/31/2014	95,000,000	95,033,932

TOTAL TREASURY DEBT					363,151,061

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 14.9%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by Federal Farm Credit Banks, 0.188% – 0.197% due 06/20/2016 – 10/03/2016, a Federal Home Loan Bank, 5.250% due 06/12/2037, Federal Home Loan Mortgage Corporations, 1.000% – 5.250% due 02/25/2014 – 10/11/2033, Federal National Mortgage Associations, 0.500% – 6.625% due 11/20/2014 – 11/15/2030, and a Tennessee Valley Authority, 5.500% due 06/15/2038, valued at $405,960,419); expected proceeds $398,000,221	0.010%	01/02/2014	01/02/2014	398,000,000	398,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a Federal National Mortgage Association, 1.875% due 09/18/2018, and U.S. Treasury Strips, 0.125% – 2.125% due 04/15/2014 – 08/31/2020, valued at $778,260,097); expected proceeds $763,000,848	0.020%	01/02/2014	01/02/2014	763,000,000	763,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS– (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by Resolution Funding Strips, 0.000% due 10/15/2028 – 04/15/2030, valued at $35,701,383); expected proceeds $35,000,019	0.010%	01/02/2014	01/02/2014	$35,000,000	$35,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a Federal Farm Credit Bank, 0.590% due 06/27/2016, a Federal Home Loan Bank, 1.000% due 09/26/2017, and Resolution Funding Strips, 0.000% due 10/15/2019 – 01/15/2029, valued at $102,120,850); expected proceeds $100,000,056	0.010%	01/02/2014	01/02/2014	100,000,000	100,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,296,000,000

TREASURY REPURCHASE AGREEMENTS – 8.3%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by U.S. Treasury Strips, 1.000% – 3.000% due 08/31/2019 – 05/15/2042, valued at $102,000,023); expected proceeds $100,000,583	0.030%	01/02/2014	01/02/2014	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 2.500% due 08/15/2023, valued at $76,500,006); expected proceeds $75,000,292	0.020%	01/07/2014	01/07/2014	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 1.375% due 09/30/2018, valued at $153,000,085); expected proceeds $150,000,417	0.005%	01/02/2014	01/02/2014	150,000,000	150,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 1.250% due 11/30/2018, valued at $22,440,011); expected proceeds $22,000,012	0.010%	01/02/2014	01/02/2014	22,000,000	22,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2013 (collateralized by U.S. Treasury Strips, 0.250% – 2.625% due 01/31/2014 – 08/15/2020, valued at $204,000,015); expected proceeds $200,001,167	0.030%	01/03/2014	01/03/2014	$200,000,000	$200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Bonds, 4.750% – 9.125% due 05/15/2016 – 02/15/2041, and U.S. Treasury Notes, 0.250% – 3.375% due 11/30/2014 – 11/30/2020, valued at $78,544,514); expected proceeds $77,000,214	0.005%	01/02/2014	01/02/2014	77,000,000	77,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 0.250% due 07/31/2015, valued at $28,560,074); expected proceeds $28,000,016	0.010%	01/02/2014	01/02/2014	28,000,000	28,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 0.375% – 2.125% due 11/15/2014 – 05/31/2015, valued at $76,500,088); expected proceeds $75,000,208	0.050%	01/02/2014	01/02/2014	75,000,000	75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					727,000,000

TOTAL INVESTMENTS(c) – 91.2%					7,947,154,520
Other Assets in Excess of Liabilities – 8.8%					765,765,323

NET ASSETS – 100.0%					$8,712,919,843

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect as of December 31, 2013.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2013
Treasury Debt	103.7%
Other Liabilities in Excess of Assets	(3.7)
Total	100.0%

Maturity Ladder*	December 31, 2013
Overnight (1 Day)	8.1%
2-30 Days	36.5
31-60 Days	25.5
61-90 Days	20.5
Over 90 Days	13.1
Total	103.7%
Average days to maturity	49
Weighted average life	49

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 103.7%
U.S. Treasury Bill(a)	0.001%	01/02/2014	01/02/2014	$183,000,000	$182,999,949
U.S. Treasury Bill(a)	0.003%	01/02/2014	01/02/2014	223,000,000	222,999,969
U.S. Treasury Bill(a)	0.003%	01/02/2014	01/02/2014	275,000,000	274,999,293
U.S. Treasury Bill(a)	0.005%	01/02/2014	01/02/2014	163,001,000	163,000,989
U.S. Treasury Bill(a)	0.005%	01/02/2014	01/02/2014	153,035,000	153,034,968
U.S. Treasury Bill(a)	0.008%	01/02/2014	01/02/2014	180,000,000	179,999,925
U.S. Treasury Bill(a)	0.000%	01/09/2014	01/09/2014	265,000,000	265,000,000
U.S. Treasury Bill(a)	0.010%	01/09/2014	01/09/2014	200,000,000	199,999,556
U.S. Treasury Bill(a)	0.038%	01/09/2014	01/09/2014	600,000,000	599,995,000
U.S. Treasury Bill(a)	0.040%	01/09/2014	01/09/2014	400,000,000	399,996,444
U.S. Treasury Bill(a)	0.080%	01/09/2014	01/09/2014	275,000,000	274,995,111
U.S. Treasury Bill(a)	0.000%	01/16/2014	01/16/2014	75,000,000	75,000,000
U.S. Treasury Bill(a)	0.010%	01/16/2014	01/16/2014	147,000,000	146,999,388
U.S. Treasury Bill(a)	0.055%	01/16/2014	01/16/2014	400,000,000	399,990,833
U.S. Treasury Bill(a)	0.060%	01/16/2014	01/16/2014	400,000,000	399,990,000
U.S. Treasury Bill(a)	0.073%	01/16/2014	01/16/2014	200,000,000	199,993,958
U.S. Treasury Bill(a)	0.035%	01/23/2014	01/23/2014	221,000,000	220,995,273
U.S. Treasury Bill(a)	0.038%	01/23/2014	01/23/2014	779,000,000	778,982,148
U.S. Treasury Bill(a)	0.073%	01/23/2014	01/23/2014	225,000,000	224,990,031
U.S. Treasury Bill(a)	0.043%	01/30/2014	01/30/2014	900,000,000	899,969,187
U.S. Treasury Bill(a)	0.065%	01/30/2014	01/30/2014	225,000,000	224,988,219
U.S. Treasury Bill(a)	0.048%	02/06/2014	02/06/2014	705,000,000	704,966,513
U.S. Treasury Bill(a)	0.075%	02/06/2014	02/06/2014	78,000,000	77,994,150
U.S. Treasury Bill(a)	0.078%	02/06/2014	02/06/2014	72,000,000	71,994,420
U.S. Treasury Bill(a)	0.073%	02/13/2014	02/13/2014	700,000,000	699,939,382
U.S. Treasury Bill(a)	0.075%	02/13/2014	02/13/2014	95,000,000	94,991,490
U.S. Treasury Bill(a)	0.078%	02/13/2014	02/13/2014	105,000,000	104,990,280
U.S. Treasury Bill(a)	0.075%	02/20/2014	02/20/2014	50,000,000	49,994,792
U.S. Treasury Bill(a)	0.078%	02/20/2014	02/20/2014	225,000,000	224,975,781
U.S. Treasury Bill(a)	0.080%	02/20/2014	02/20/2014	710,000,000	709,921,111
U.S. Treasury Bill(a)	0.066%	02/27/2014	02/27/2014	175,000,000	174,981,712
U.S. Treasury Bill(a)	0.080%	02/27/2014	02/27/2014	800,000,000	799,898,667
U.S. Treasury Bill(a)	0.065%	03/06/2014	03/06/2014	225,000,000	224,974,000
U.S. Treasury Bill(a)	0.080%	03/06/2014	03/06/2014	810,000,000	809,884,800
U.S. Treasury Bill(a)	0.055%	03/13/2014	03/13/2014	250,000,000	249,972,882
U.S. Treasury Bill(a)	0.073%	03/13/2014	03/13/2014	704,500,000	704,399,266
U.S. Treasury Bill(a)	0.070%	03/20/2014	03/20/2014	450,000,000	449,931,750
U.S. Treasury Bill(a)	0.070%	03/27/2014	03/27/2014	549,100,000	549,009,246
U.S. Treasury Bill(a)	0.065%	04/03/2014	04/03/2014	700,000,000	699,884,986
U.S. Treasury Bill(a)	0.093%	05/15/2014	05/15/2014	100,000,000	99,965,569

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.095%	05/22/2014	05/22/2014	$50,000,000	$49,981,396
U.S. Treasury Bill(a)	0.098%	05/22/2014	05/22/2014	100,000,000	99,961,812
U.S. Treasury Bill(a)	0.100%	05/29/2014	05/29/2014	200,000,000	199,917,778
U.S. Treasury Bill(a)	0.105%	06/05/2014	06/05/2014	200,000,000	199,909,584
U.S. Treasury Bill(a)	0.098%	06/12/2014	06/12/2014	200,000,000	199,912,249
U.S. Treasury Bill(a)	0.090%	06/19/2014	06/19/2014	150,000,000	149,936,625
U.S. Treasury Bill(a)	0.090%	06/26/2014	06/26/2014	100,000,000	99,956,000
U.S. Treasury Bill(a)	0.085%	07/03/2014	07/03/2014	100,000,000	99,957,028

TOTAL TREASURY DEBT					15,091,123,510

TOTAL INVESTMENTS(b) – 103.7%					15,091,123,510
Other Liabilities in Excess of Assets – (3.7)%					(533,101,642)

NET ASSETS – 100.0%					$14,558,021,868

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise noted, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2013
Treasury Debt	61.9%
Treasury Repurchase Agreements	31.3
Other Assets in Excess of Liabilities	6.8
Total	100.0%

Maturity Ladder*	December 31, 2013
Overnight (1 Day)	34.9%
2-30 Days	26.4
31-60 Days	11.4
61-90 Days	6.7
Over 90 Days	13.8
Total	93.2%
Average days to maturity	34
Weighted average life	34

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 61.9%
U.S. Treasury Bill(a)	0.001%	01/02/2014	01/02/2014	$14,000,000	$14,000,000
U.S. Treasury Bill(a)	0.002%	01/02/2014	01/02/2014	14,000,000	13,999,998
U.S. Treasury Bill(a)	0.002%	01/02/2014	01/02/2014	14,000,000	13,999,996
U.S. Treasury Bill(a)	0.002%	01/02/2014	01/02/2014	50,000,000	49,999,872
U.S. Treasury Bill(a)	0.050%	01/02/2014	01/02/2014	8,000,000	7,999,999
U.S. Treasury Bill(a)	0.040%	01/09/2014	01/09/2014	200,000,000	199,998,222
U.S. Treasury Bill(a)	0.080%	01/09/2014	01/09/2014	50,000,000	49,999,111
U.S. Treasury Bill(a)	0.055%	01/16/2014	01/16/2014	61,000,000	60,998,602
U.S. Treasury Bill(a)	0.060%	01/16/2014	01/16/2014	61,000,000	60,998,475
U.S. Treasury Bill(a)	0.073%	01/16/2014	01/16/2014	30,000,000	29,999,094
U.S. Treasury Bill(a)	0.035%	01/23/2014	01/23/2014	28,000,000	27,999,401
U.S. Treasury Bill(a)	0.038%	01/23/2014	01/23/2014	97,000,000	96,997,777
U.S. Treasury Bill(a)	0.073%	01/23/2014	01/23/2014	40,000,000	39,998,228
U.S. Treasury Bill(a)	0.043%	01/30/2014	01/30/2014	125,000,000	124,995,720
U.S. Treasury Bill(a)	0.065%	01/30/2014	01/30/2014	35,000,000	34,998,167
U.S. Treasury Bill(a)	0.048%	02/06/2014	02/06/2014	100,000,000	99,995,250
U.S. Treasury Bill(a)	0.075%	02/06/2014	02/06/2014	21,000,000	20,998,425
U.S. Treasury Bill(a)	0.078%	02/06/2014	02/06/2014	19,000,000	18,998,528
U.S. Treasury Bill(a)	0.073%	02/13/2014	02/13/2014	25,000,000	24,997,835
U.S. Treasury Bill(a)	0.078%	02/13/2014	02/13/2014	30,000,000	29,997,223
U.S. Treasury Bill(a)	0.078%	02/20/2014	02/20/2014	20,000,000	19,997,847
U.S. Treasury Bill(a)	0.080%	02/20/2014	02/20/2014	25,000,000	24,997,222
U.S. Treasury Bill(a)	0.066%	02/27/2014	02/27/2014	20,000,000	19,997,910
U.S. Treasury Bill(a)	0.080%	02/27/2014	02/27/2014	55,000,000	54,993,033
U.S. Treasury Bill(a)	0.065%	03/06/2014	03/06/2014	25,000,000	24,997,111
U.S. Treasury Bill(a)	0.080%	03/06/2014	03/06/2014	50,000,000	49,992,889
U.S. Treasury Bill(a)	0.055%	03/13/2014	03/13/2014	35,000,000	34,996,203
U.S. Treasury Bill(a)	0.073%	03/13/2014	03/13/2014	25,000,000	24,996,425
U.S. Treasury Bill(a)	0.070%	03/20/2014	03/20/2014	25,000,000	24,996,208
U.S. Treasury Bill(a)	0.070%	03/27/2014	03/27/2014	25,000,000	24,995,868
U.S. Treasury Bill(a)	0.065%	04/03/2014	04/03/2014	50,000,000	49,991,785
U.S. Treasury Bill(a)	0.073%	04/24/2014	04/24/2014	25,000,000	24,994,311
U.S. Treasury Bill(a)	0.075%	05/01/2014	05/01/2014	15,000,000	14,996,250
U.S. Treasury Bill(a)	0.083%	05/08/2014	05/08/2014	25,000,000	24,992,724
U.S. Treasury Bill(a)	0.093%	05/15/2014	05/15/2014	50,000,000	49,982,785
U.S. Treasury Bill(a)	0.098%	05/22/2014	05/22/2014	25,000,000	24,990,453
U.S. Treasury Bill(a)	0.100%	05/29/2014	05/29/2014	30,000,000	29,987,667
U.S. Treasury Bill(a)	0.105%	06/05/2014	06/05/2014	30,000,000	29,986,438
U.S. Treasury Bill(a)	0.098%	06/12/2014	06/12/2014	30,000,000	29,986,837
U.S. Treasury Bill(a)	0.090%	06/19/2014	06/19/2014	25,000,000	24,989,438

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.090%	06/26/2014	06/26/2014	$23,687,500	$23,677,078
U.S. Treasury Bill(a)	0.085%	07/03/2014	07/03/2014	50,000,000	49,978,514

TOTAL TREASURY DEBT					1,705,484,919

					Market Value
TREASURY REPURCHASE AGREEMENTS – 31.3%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by a U.S. Treasury Strip, 0.250% due 12/31/2015 valued at $26,957,681); expected proceeds $26,429,015	0.010%	01/02/2014	01/02/2014	26,429,000	26,429,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2013 (collateralized by a U.S. Treasury Strip, 1.000% due 08/31/2019 valued at $51,000,038); expected proceeds $50,000,292	0.030%	01/02/2014	01/02/2014	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 1.375% – 3.625% due 06/30/2018 – 02/15/2021 valued at $99,960,084); expected proceeds $98,000,027	0.005%	01/02/2014	01/02/2014	98,000,000	98,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 0.375% – 5.250% due 08/31/2015 – 02/15/2029 valued at $102,000,027); expected proceeds $100,000,056	0.010%	01/02/2014	01/02/2014	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 0.125% – 2.625% due 12/31/2014 – 01/31/2019 valued at $495,720,043); expected proceeds $486,000,540	0.020%	01/02/2014	01/02/2014	486,000,000	486,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2013 (collateralized by U.S. Treasury Strips, 1.000% – 1.375% due 07/15/2018 – 08/31/2019 valued at $102,000,005); expected proceeds $100,000,056	0.010%	01/02/2014	01/02/2014	$100,000,000	$100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					860,429,000

TOTAL INVESTMENTS(b) – 93.2%					2,565,913,919
Other Assets in Excess of Liabilities – 6.8%					187,102,954

NET ASSETS – 100.0%					$2,753,016,873

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Master Funds

Statements of Assets and Liabilities

December 31, 2013

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at market value and amortized cost (Note 2)	$23,405,694,499	$308,067,808	$5,924,154,520	$15,091,123,510	$1,705,484,919
Repurchase Agreements, at market value and cost (Note 2)	10,225,409,000	–	2,023,000,000	–	860,429,000

Total Investments	33,631,103,499	308,067,808	7,947,154,520	15,091,123,510	2,565,913,919
Cash	416,185,456	–	765,689,991	267,553,655	287,248,430
Interest receivable	7,913,042	12,888	566,558	–	597
Prepaid expenses and other assets	43,634	10,016	19,038	22,389	11,246

Total assets	34,055,245,631	308,090,712	8,713,430,107	15,358,699,554	2,853,174,192

Liabilities
Investment securities purchased	–	–	–	799,842,014	99,970,299
Management fee payable (Note 3)	1,477,131	12,566	356,466	615,724	106,712
Administration and custody fees payable (Note 3)	408,944	4,350	103,764	169,915	30,251
Professional fees payable	39,169	39,169	39,169	39,168	39,169
Trustee’s fees payable (Note 4)	–	–	–	–	11
Accrued expenses and other liabilities	16,585	4,367	10,865	10,865	10,877

Total liabilities	1,941,829	60,452	510,264	800,677,686	100,157,319

Net Assets	$34,053,303,802	$308,030,260	$8,712,919,843	$14,558,021,868	$2,753,016,873

See Notes to Financial Statements.

State Street Master Funds

Statements of Operations

Year Ended December 31, 2013

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$71,672,856	$212,825	$8,763,184	$8,885,877	$1,523,715

Expenses
Management fees (Note 3)	16,660,533	158,312	4,432,142	6,655,829	1,048,833
Administration and custody fees (Note 3)	4,275,412	43,377	1,147,696	1,712,035	271,620
Trustees’ fees (Note 4)	194,283	46,926	86,655	105,386	54,822
Professional fees	45,021	45,021	45,021	45,021	45,021
Printing fees	8,936	4,774	4,774	4,774	4,774
Other expenses	133,641	33,108	85,369	93,901	72,461

Total expenses	21,317,826	331,518	5,801,657	8,616,946	1,497,531

Net Investment Income (Loss)	50,355,030	(118,693)	2,961,527	268,931	26,184

Realized Gain (Loss)
Net realized gain (loss) on investments	179,110	–	–	34,160	(1,536)

Net Increase in Net Assets Resulting from Operations	$50,534,140	$(118,693)	$2,961,527	$303,091	$24,648

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$50,355,030	$69,377,652	$(118,693)	$37,462
Net realized gain (loss) on investments	179,110	284,621	–	–

Net increase (decrease) in net assets from operations	50,534,140	69,662,273	(118,693)	37,462

Capital Transactions:
Contributions	65,248,452,641	57,809,882,476	1,034,388,036	1,285,510,268
Withdrawals	(58,754,444,878)	(53,150,969,195)	(1,234,759,623)	(1,108,221,643)

Net increase (decrease) in net assets from capital transactions	6,494,007,763	4,658,913,281	(200,371,587)	177,288,625

Net Increase (Decrease) in Net Assets	6,544,541,903	4,728,575,554	(200,490,280)	177,326,087
Net Assets
Beginning of year	27,508,761,899	22,780,186,345	508,520,540	331,194,453

End of year	$34,053,303,802	$27,508,761,899	$308,030,260	$508,520,540

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,961,527	$5,264,759	$268,931	$1,984,834
Net realized gain (loss) on investments	–	3,792	34,160	5,499

Net increase (decrease) in net assets from operations	2,961,527	5,268,551	303,091	1,990,333

Capital Transactions:
Contributions	23,862,095,303	19,871,458,260	29,957,818,460	20,270,759,634
Withdrawals	(23,773,323,291)	(17,034,984,457)	(28,112,159,319)	(19,655,053,849)

Net increase (decrease) in net assets from capital transactions	88,772,012	2,836,473,803	1,845,659,141	615,705,785

Net Increase (Decrease) in Net Assets	91,733,539	2,841,742,354	1,845,962,232	617,696,118
Net Assets
Beginning of year	8,621,186,304	5,779,443,950	12,712,059,636	12,094,363,518

End of year	$8,712,919,843	$8,621,186,304	$14,558,021,868	$12,712,059,636

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Year Ended December 31, 2013	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$26,184	$981,432
Net realized gain (loss) on investments	(1,536)	187

Net increase (decrease) in net assets from operations	24,648	981,619

Capital Transactions:
Contributions	9,982,616,922	6,591,317,676
Withdrawals	(9,528,165,497)	(5,654,916,322)

Net increase (decrease) in net assets from capital transactions	454,451,425	936,401,354

Net Increase (Decrease) in Net Assets	454,476,073	937,382,973
Net Assets
Beginning of year	2,298,540,800	1,361,157,827

End of year	$2,753,016,873	$2,298,540,800

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

Year Ended December 31,	Total Return(a)		Ratios to Average Net Assets					Net Assets End of Year (000s Omitted)
			Gross Operating Expenses	Net Operating Expenses		Net Investment Income (Loss)
Money Market Portfolio
2013	0.15%		0.06%	0.06%		0.15%		$34,053,304
2012	0.26%		0.06%	0.06%		0.25%		$27,508,762
2011	0.20%		0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%		0.20%		$26,503,826
2009	0.52%		0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
Tax Free Money Market Portfolio
2013	(0.03)%		0.11%	0.11%		(0.04)%		$308,030
2012	0.01%		0.11%	0.11%		0.01%		$508,521
2011	0.04%		0.11%	0.11%		0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%		0.11%		$405,328
2009	0.49%		0.14%	0.13	%(b)	0.48	%(b)	$376,182
U.S. Government Money Market Portfolio
2013	0.03%		0.07%	0.07%		0.03%		$8,712,920
2012	0.08%		0.07%	0.07%		0.08%		$8,621,186
2011	0.04%		0.07%	0.07%		0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%		0.08%		$4,910,900
2009	0.25%		0.12%	0.12%		0.23%		$3,431,153
Treasury Money Market Portfolio
2013	0.00	%(c)	0.07%	0.07%		0.00	%(c)	$14,558,022
2012	0.02%		0.07%	0.07%		0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%		(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%		0.01%		$3,656,739
2009	0.02%		0.12%	0.12%		0.02%		$2,277,931
Treasury Plus Money Market Portfolio
2013	0.00	%(c)	0.07%	0.07%		0.00	%(c)	$2,753,017
2012	0.06%		0.08%	0.08%		0.06%		$2,298,541
2011	0.00	%(c)	0.08%	0.08%		(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%		0.03%		$933,748
2009	0.04%		0.13%	0.13%		0.03%		$800,637

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	Amount is less than 0.005%.

See Notes to Financial Statements.

State Street Master Funds

Notes to Financial Statements

December 31, 2013

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At December 31, 2013, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2013

Portfolio Name	Investment Objective
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2013

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$78,002,808	$–	$–	$–
Level 2 – Other Significant Observable Inputs	33,631,103,499	230,065,000	7,947,154,520	15,091,123,510	2,565,913,919
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$33,631,103,499	$308,067,808	$7,947,154,520	$15,091,123,510	$2,565,913,919

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

During the year ended December 31, 2013, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios daily based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios have reviewed the tax positions for open years as of December 31, 2013, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2013

sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party Fees

Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolios pay State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

State Street Master Funds

Notes to Financial Statements — (continued)

December 31, 2013

4.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

Report of Independent Registered Public Accounting Firm

To the Owners of Beneficial Interest and Board of Trustees of

State Street Master Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolios and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the “Portfolios”) as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio, five of the portfolios constituting State Street Master Funds, at December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2014

State Street Master Funds

General Information

December 31, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Trust solicited a vote by the shareholders for the following items:

Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013. The meeting was subsequently adjourned and the final results will be reported in the next semi-annual report to shareholders.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 12, 2013 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreements for the Portfolios (the “Advisory Agreements”). In preparation for considering renewal of the Advisory Agreements at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 10, 2013 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreements, (ii) the investment performance of the Portfolios and the Adviser, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory

State Street Master Funds

General Information — (continued)

December 31, 2013 (Unaudited)

Advisory Agreement Renewal — (continued)

Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolios, each of which is a money market fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios’ investments, in monitoring and securing the Portfolios’ compliance with their investment objectives and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.17 trillion in assets under management at August 31, 2013, including over $304 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees noted the significant experience, resources and strength of the Adviser in the management of a variety of money-market products. As discussed more fully below, they also determined that the advisory fees paid by the Portfolios were fair and reasonable and that the Portfolios’ performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios were appropriate and had been of good quality.

The Trustees determined, in view of the investment objectives of the Portfolios and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolios supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the reported recent performance of the Portfolios relative to their peers was not a wholly dependable measure of the Adviser’s success in managing the Portfolios’ investments, due to the fact that the Portfolios’ and most of their peers’ returns had been significantly affected by advisers’ waiving fees and reimbursing expenses, often in order to maintain returns at or above zero; nevertheless, the Trustees determined that, in light of recent conditions in the money market industry, the reported performance of the Portfolios supported a finding that the performance was acceptable, albeit subject to ongoing review at future meetings.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the Funds and, by implication, the Portfolios.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolios individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended December 31, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust.

State Street Master Funds

General Information — (continued)

December 31, 2013 (Unaudited)

Advisory Agreement Renewal — (continued)

In order better to evaluate the Portfolios’ advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolios’ contractual advisory fees were all lower than the average and actual advisory fees were generally lower than the average for their Lipper peer groups and total expense ratios were generally lower than the average for their Lipper peer groups; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. The Trustees also considered that, to help limit expenses of certain Portfolios and corresponding series of State Street Institutional Investment Trust, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios.

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that, as a general matter, fees paid to the Adviser by other, similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolios, with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolios, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolios by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of institutional clients were of limited utility for purposes of comparison with those of the Portfolios, but that to the extent that meaningful comparison was practicable, the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios’ brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolios as assets grow and whether the Portfolios’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreements.

State Street Master Funds

Trustees and Officers Information

As of January 24, 2014

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds PLC.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 –Present).
William L. Boyan State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, Marshall Financial Group, Inc.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 –Present); Board member, Regenesis Biomedical (health care services) (April 2012 –Present).
Rina K. Spence State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 –2000).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSgA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.
Douglas T. Williams State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee; Audit Committee Chair	Term: Indefinite Elected: 7/99	President, Oakmonst Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; and Treasurer, Nantucket Educational Trust, (2002 – 2007).

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2012 – present); President, SSgA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	217	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*
Laura F. Dell State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Caroline Connolly State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).
Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
David K. James State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 –present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITAR

STATE STREET EQUITY 500 INDEX FUND

ANNUAL REPORT

December 31, 2013

State Street Equity 500 Index Fund

Administrative Shares

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2013

	Total Return One Year Ended December 31, 2013	Total Return Average Annual Five Years Ended December 31, 2013	Total Return Average Annual Ten Years Ended December 31, 2013

State Street Equity 500 Index Fund Administrative Shares	31.97%	17.67%	7.20%

State Street Equity 500 Index Fund Service Shares	31.97%	17.57%	7.10%

State Street Equity 500 Index Fund R Shares	31.40%	17.15%	6.78%

S&P 500 ® Index(b)	32.38%	17.94%	7.40%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 ® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in the S&P 500 ® Index.

2

State Street Equity 500 Index Fund (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the “Fund”), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2013 to December 31, 2013.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Class’ costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Class’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class’ costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2013

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Actual Class Return

Administrative Shares	$1,000.00	$1,161.20	$1.33

Service Shares	$1,000.00	$1,161.00	$1.88

Class R Shares	$1,000.00	$1,158.60	$3.78

3

State Street Equity 500 Index Fund (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Administrative Shares	$1,000.00	$1,023.97	$1.25

Service Shares	$1,000.00	$1,023.47	$1.76

Class R Shares	$1,000.00	$1,021.70	$3.54

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized expense ratios for the six months ended December 31, 2013 were 0.245%, 0.345% and 0.695%, respectively, which include each Class’ proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

4

State Street Equity 500 Index Fund

Statement of Assets and Liabilities

December 31, 2013

Assets
Investment in State Street Equity 500 Index Portfolio, at market value	$387,788,308
Receivable for Fund shares sold	408,770

Total assets	388,197,078

Liabilities
Payable for Fund shares repurchased	342,598
Distribution fees payable (Note 3)	69,943
Administration fees payable (Note 3)	14,951

Total liabilities	427,492

Net Assets	$387,769,586

Net Assets Consist of:
Paid-in capital	$253,642,247
Undistributed net investment income	218,696
Accumulated net realized loss	(16,500,905)
Net unrealized appreciation on investments and futures	150,409,548

Net Assets	$387,769,586

Administrative Shares:
Net Assets	$230,329,776
Shares of beneficial interest outstanding	14,857,914

Offering, net asset value, and redemption price per share	$15.50

Service Shares:
Net Assets	$124,885,195
Shares of beneficial interest outstanding	8,063,961

Offering, net asset value, and redemption price per share	$15.49

Class R Shares:
Net Assets	$32,554,615
Shares of beneficial interest outstanding	2,101,346

Offering, net asset value, and redemption price per share	$15.49

See Notes to Financial Statements and Financial Statements of the Master Funds.

5

State Street Equity 500 Index Fund

Statement of Operations

Year Ended December 31, 2013

Income and Expenses Allocated from Portfolio
Dividend income allocated from Portfolio (Note 2)	$7,105,981
Interest income allocated from Portfolio (Note 2)	7,273
Expenses allocated from Portfolio (Note 3)	(167,952)

6,945,302

Expenses
Distribution Fees (Note 3)
Administrative Shares	307,944
Service Shares	266,571
Class R Shares	167,470
Administration fees (Note 3)	169,918

Net Expenses	911,903

Net Investment Income	6,033,399

Realized and Unrealized Gain (Loss)
Net realized gain allocated from Portfolio on:
Investments	2,023,516
Futures	1,745,186

3,768,702

Change in net unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	83,437,995
Futures	232,844

83,670,839

Net realized and unrealized gain	87,439,541

Net Increase in Net Assets Resulting from Operations	$93,472,940

See Notes to Financial Statements and Financial Statements of the Master Funds.

6

State Street Equity 500 Index Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$6,033,399	$5,658,995
Net realized gain on investments and futures	3,768,702	8,712,580
Change in net unrealized appreciation (depreciation) on investments and futures	83,670,839	25,392,373

Net increase in net assets from operations	93,472,940	39,763,948

Distributions to Shareholders from:
Net investment income
Administrative Shares	(3,753,200)	(3,580,708)
Service Shares	(1,891,555)	(1,606,339)
Class R Shares	(386,402)	(323,728)

Total distributions	(6,031,157)	(5,510,775)

Net Increase (Decrease) from Capital Share Transactions:
Administrative Shares
Shares sold	12,756,678	28,170,883
Reinvestment of distributions	3,753,200	3,580,708
Shares redeemed	(25,196,235)	(29,091,392)

Net increase (decrease) from capital share transactions	(8,686,357)	2,660,199

Service Shares
Shares sold	45,516,297	11,004,953
Reinvestment of distributions	1,891,555	1,606,339
Shares redeemed	(38,161,275)	(12,360,726)

Net increase from capital share transactions	9,246,577	250,566

Class R Shares
Shares sold	8,134,393	5,442,125
Reinvestment of distributions	386,402	323,728
Shares redeemed	(5,041,155)	(2,417,820)

Net increase from capital share transactions	3,479,640	3,348,033

Net Increase in Net Assets	91,481,643	40,511,971
Net Assets
Beginning of year	296,287,943	255,775,972

End of year	$387,769,586	$296,287,943

Undistributed net investment income	$218,696	$249,012

Changes in Shares:
Administrative Shares
Shares sold	920,980	2,411,275
Reinvestment of distributions	243,083	301,406
Shares redeemed	(1,883,503)	(2,524,782)

Net increase (decrease) in shares	(719,440)	187,899

Service Shares
Shares sold	3,342,278	946,636
Reinvestment of distributions	122,589	135,328
Shares redeemed	(2,816,214)	(1,054,049)

Net increase in shares	648,653	27,915

Class R Shares
Shares sold	593,140	466,974
Reinvestment of distributions	25,026	27,273
Shares redeemed	(357,436)	(210,954)

Net increase in shares	260,730	283,293

See Notes to Financial Statements and Financial Statements of the Master Funds.

7

State Street Equity 500 Index Fund

Financial Highlights

Selected data for an Administrative Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.94	$10.51	$10.52	$9.31	$7.50

Investment Operations:
Net investment income(b)	0.26	0.24	0.20	0.17	0.17
Net realized and unrealized gain (loss) on investments	3.56	1.42	(0.01)	1.21	1.80

Total from investment operations	3.82	1.66	0.19	1.38	1.97

Less Distributions From:
Net investment income	(0.26)	(0.23)	(0.20)	(0.17)	(0.16)

Net increase (decrease) in net assets	3.56	1.43	(0.01)	1.21	1.81

Net Asset Value, End of Year	$15.50	$11.94	$10.51	$10.52	$9.31

Total Return(c)	31.97%	15.84%	1.79%	14.81%	26.25%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$230,330	$185,918	$161,813	$165,883	$142,739
Ratios to average net assets(a):
Operating expenses	0.245%	0.245%	0.245%	0.245%	0.245%
Net investment income	1.84%	2.06%	1.83%	1.79%	2.08%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See Notes to Financial Statements and Financial Statements of the Master Funds.

8

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Service Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.92	$10.50	$10.51	$9.30	$7.49

Investment Operations:
Net investment income(b)	0.24	0.23	0.19	0.16	0.16
Net realized and unrealized gain (loss) on investments	3.57	1.41	(0.01)	1.21	1.80

Total from investment operations	3.81	1.64	0.18	1.37	1.96

Less Distributions From:
Net investment income	(0.24)	(0.22)	(0.19)	(0.16)	(0.15)

Net increase (decrease) in net assets	3.57	1.42	(0.01)	1.21	1.81

Net Asset Value, End of Year	$15.49	$11.92	$10.50	$10.51	$9.30

Total Return(c)	31.97%	15.64%	1.69%	14.71%	26.16%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$124,885	$88,416	$77,600	$78,203	$66,171
Ratios to average net assets:
Operating expenses	0.345%	0.345%	0.345%	0.345%	0.345%
Net investment income	1.74%	1.96%	1.74%	1.69%	1.96%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 index Portfolio.

See Notes to Financial Statements and Financial Statements of the Master Funds.

9

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class R Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.93	$10.51	$10.51	$9.30	$7.49

Investment Operations:
Net investment income(b)	0.19	0.19	0.15	0.13	0.13
Net realized and unrealized gain on investments	3.56	1.41	–	1.20	1.80

Total from investment operations	3.75	1.60	0.15	1.33	1.93

Less Distributions From:
Net investment income	(0.19)	(0.18)	(0.15)	(0.12)	(0.12)

Net increase in net assets	3.56	1.42	0.00	1.21	1.81

Net Asset Value, End of Year	$15.49	$11.93	$10.51	$10.51	$9.30

Total Return(c)	31.40%	15.22%	1.42%	14.31%	25.72%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$32,555	$21,954	$16,363	$13,862	$9,740
Ratios to average net assets(a):
Operating expenses	0.695%	0.695%	0.695%	0.695%	0.695%
Net investment income	1.40%	1.62%	1.40%	1.35%	1.60%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See Notes to Financial Statements and Financial Statements of the Master Funds.

10

State Street Equity 500 Index Fund

Notes to Financial Statements

December 31, 2013

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Aggregate Bond Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to State Street Equity 500 Index Fund (the “Fund”). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of December 31, 2013, the following series of the Trust were operational: the Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street U.S. Government Money Market Fund. The Fund offers Administrative Shares, Service Shares and Class R Shares. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003 and Class R Shares commenced operations on June 7, 2005, all of which have the same rights and privileges, including the same voting rights.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (14.15% at December 31, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio, as of December 31, 2013, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

11

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

December 31, 2013

The Portfolio adopted provisions surrounding Disclosures about Derivatives and Hedging which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosures as of December 31, 2013, are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for reallocation of tax gains/losses on securities and futures, REIT adjustments for securities sold and REIT capital gain distributions adjustment.

For the year ended December 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Equity 500 Index Fund	$506,782	$(474,224)	$(32,558)

The tax character of distributions paid to shareholders during the years ended December 31, 2013 and December 31, 2012, for ordinary income, were as follows:

	2013	2012
Ordinary income	$6,031,157	$5,510,775

At December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$11,865

Capital loss carryover	(9,307,169)

Unrealized appreciation	143,422,643

Total	$134,127,339

12

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

December 31, 2013

At December 31, 2013, the differences between book basis and tax basis components of net assets were primarily attributable to wash sale deferrals, mark to market of futures contracts for tax purposes and capital loss carryover.

Federal income taxes – The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At December 31, 2013, the Fund had capital loss carry forwards in the amount of $9,307,169, which may be utilized to offset future net realized capital gains in the amounts and until the expiration dates noted below:

Expiration Year
2017	2018
$6,209,630	$3,097,539

During the year ended December 31, 2013, a capital loss carryover in the amount of $2,611,480 was utilized.

At December 31, 2013, the tax cost of investments was $244,142,494 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $143,645,814 and $0, respectively, resulting in net appreciation of $143,645,814 for all securities as computed on a federal income tax basis.

The Fund has reviewed the tax positions for open years as of December 31, 2013 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation – Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made.

13

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

December 31, 2013

Use of estimates – The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party Fees and Transactions

The Fund has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). In addition, the Portfolio has entered into an investment advisory agreement with SSgA FM under which SSgA FM directs the investment of the Portfolio in accordance with the Portfolio’s investment objective, policies and limitations. The Fund pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary legal and audit expenses), State Street receives a fee at the annual rate of 0.05% of average daily net assets of the Fund. For the year ended December 31, 2013, the Fund incurred fees of $169,918 for such services. The Portfolio pays State Street a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets in compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense). For the year ended December 31, 2013, the Fund’s pro-rata share of these expenses amounted to $167,952.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund’s shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund, an annual rate of 0.25% of average daily net assets for Service Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the year ended December 31, 2013, the Fund’s Administrative Shares, Service Shares and Class R Shares incurred $307,944, $266,571, and $167,470 of expenses, respectively, pursuant to the Rule 12b-1 plan.

4.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

14

State Street Equity 500 Index Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Institutional Investment Trust and

Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) (one of the funds constituting State Street Institutional Investment Trust) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Fund, one of the funds constituting State Street Institutional Investment Trust, at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2014

15

State Street Equity 500 Index Fund

General Information

December 31, 2013 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the Fund’s distributions for its fiscal year ended December 31, 2013:

State Street Equity 500 Index Fund had 100% of 2013 ordinary dividends paid qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Proxy Voting Policies and Procedures and Record

Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Interestholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of interestholders and provide final results. Accordingly, the Board of Trustees of the Trust solicited a vote by the interestholders for the following items:

Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013. The meeting was subsequently adjourned and the final results will be reported in the next semi-annual report to shareholders.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 12, 2013 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreement for the Fund (the “Advisory Agreement”). In preparation for considering renewal of the Advisory Agreement at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 10, 2013 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Fund and the Adviser, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would

16

State Street Equity 500 Index Fund

General Information — (continued)

December 31, 2013 (Unaudited)

Advisory Agreement Renewal — (continued)

be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund’s investments, in monitoring and securing the Fund’s compliance with its investment objective and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.17 trillion in assets under management at August 31, 2013, including over $304 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees noted the significant experience, resources and strength of the Adviser in the management of a variety of index products. As discussed more fully below, they also determined that the advisory fee paid by the Portfolio and, indirectly, by the Fund was fair and reasonable and that the Fund’s performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio and indirectly to the Fund were appropriate and had been of good quality.

The Trustees determined, in view of the investment objective of the Fund and after review and discussion of the available data and of a memorandum discussing the recent performance of the Fund supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the performance of the Fund in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Fund achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Fund had in fact tracked the index within an acceptable range of tracking error. They concluded that performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the Fund.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Fund individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended December 31, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they

17

State Street Equity 500 Index Fund

General Information — (continued)

December 31, 2013 (Unaudited)

Advisory Agreement Renewal — (continued)

concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust.

In order better to evaluate the Fund’s advisory fee and those paid indirectly by the Fund, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Fund’s advisory fee was lower than the average for its Lipper peer group as was its total expense ratio; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. (The Trustees noted that the Adviser does not receive any advisory fees from the Fund so long as the Fund invests substantially all of its assets in the Portfolio or in another investment company.)

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that, as a general matter, fees paid to the Adviser by other, similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolio and, indirectly, by the Fund, with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolio, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of clients were of limited utility for purposes of comparison with those of the Portfolio, but that, to the extent that meaningful comparison was practicable, the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Fund by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

18

Trustees and Officers Information

As of January 24, 2014

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds PLC.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Director, Marshall Financial Group, Inc.

19

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).
Rina K. Spence State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSgA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	34	Trustee, State Street Master Funds; Trustee, SSgA Funds.
Douglas T. Williams State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee; Audit Committee Chair	Term: Indefinite Elected: 7/99	President, Oakmonst Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	34	Trustee, State Street Master Funds; Trustee, SSgA Funds; and Treasurer, Nantucket Educational Trust, (2002 – 2007).

20

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	34	Trustee, State Street Master Funds; Trustee, SSgA Funds.
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2012 – present); President, SSgA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	217	Trustee, State Street Master Funds; Trustee, SSgA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*	—	—
Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008 –present); Principal, State Street Global Advisors (2005 – 2008 – present).*	—	—
Laura F. Dell State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*	—	—
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*	—	—

*	Served in various capacities and/or with various affiliated entities during noted time period.

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSgA Funds Management, Inc., an affiliate of the Trust.

21

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Officers: (continued)
Caroline Connolly State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).	—	—
Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).	—	—
David K. James State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).	—	—
Kristin Schantz State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).	—	—

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

22

[THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Fund

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STATE STREET EQUITY 500 INDEX PORTFOLIO

ANNUAL REPORT

December 31, 2013

State Street Equity 500 Index Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2013

	Total Return One Year Ended December 31, 2013	Total Return Average Annual Five Years Ended December 31, 2013	Total Return Average Annual Ten Years Ended December 31, 2013

State Street Equity 500 Index Portfolio	32.30%	17.91%	7.38%

S&P 500 ® Index(b)	32.38%	17.94%	7.40%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 ® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

26

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Equity 500 Index Portfolio (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “Index”). In seeking to achieve this objective, the Fund utilizes a passive management strategy designed to track the performance of the Index. The Fund also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index.

For the 12-month period ended December 31, 2013 (the “Reporting Period”), the total return for the Fund was 32.30%, and the total return for the Index was 32.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund and slight variations between the Fund’s holdings and the Index’s constituents contributed to the difference between the Fund’s performance and that of the Index.

The Index added value in every quarter of 2013, and the only months it lost ground during the year were June and August. For 2013 as a whole, more than 90% of the names in the Index posted positive returns, and the Index achieved a total return of 32.38%, its best annual result since 1997. Each of the ten of the S&P sectors achieved double-digit gains in 2013, participating handsomely in the broad equity prosperity. Leading the way were consumer discretionary, healthcare and industrials.

After lagging the vast majority of global stock markets amid the fiscal worries that preoccupied the final calendar quarter of 2012, US equity averages recovered strongly during the opening months of 2013. Share prices jumped sharply in the first trading session of the year and built on those gains thereafter, as worries about the consequences of mandated budgetary restraint gave way to optimism that the US private sector would keep employment growing and consumer demand solid.

Although the second calendar quarter of 2013 confronted investors with numerous new sources of volatility, the US equity markets demonstrated an impressive resilience throughout the Reporting Period. They found ready support despite weak employment and retail sales reports during April, and the Index climbed briskly into May to achieve a new set of record highs. While reiteration by Federal Reserve Chairman Ben Bernanke of the potential for reduced asset purchases later in 2013 sent the Index to a June 20 loss that was its largest daily decline since late 2011, US share averages remained well above their April lows. Arguably, a key source of strength in US markets was disenchantment with expanded risks in other parts of the world, a phenomenon that buoyed the dollar and drove money into the presumed stability of American assets. Although the Index suffered a mild decline for June, it still appreciated slightly for the full second quarter.

Firm employment trends and conciliatory rhetoric from the Federal Reserve helped US stocks push higher in July, and major averages eventually eclipsed their May peaks with ease. Even though corporate earnings reports included some notable disappointments, consistent strength in popular biotechnology and consumer names kept investor sentiment buoyant. After the Index pushed to records once more in early August, however, the rally began to dissipate. Downbeat guidance from a number of major technology and retailing firms sparked a late August correction that gathered pace when Secretary of State John Kerry indicated that the US might take military action against Syria. A softer cast to US home sales was also less than helpful, and the August employment figures that arrived on the first Friday in September were weaker than expected.

27

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — (continued)

During both September and the third quarter as a whole, sector performance in the Index reflected a growing preference for themes that would benefit from healthier economic growth. Investors in US stocks were understandably nervous as the fourth quarter got underway, since equities had already produced solidly positive returns for three consecutive quarters and the history of early autumn includes many volatile episodes. Moreover, the September postponement of a widely expected announcement of tapered Federal Reserve asset purchases had dented the dollar and diverted attention towards non-US markets. When the US Congress could not agree on a budget and the government underwent a partial shutdown in early October, US investors remained on the defensive. Major averages did not breach their August lows, and investors began to anticipate a reopening of full government operations and a deal to circumvent the debt ceiling. When agreement actually came in mid-October, stocks had already built up enough momentum to drive volatility lower and lift share prices further through November. Nervous action returned in early December, when oil prices embarked on a sharp rebound. Worries about holiday spending and Chinese growth prospects contributed to the mild malaise.

Although the November employment figures reported in early December looked healthy, investors remained nervous when Congress arrived almost too easily at a new budget agreement, believing that, without political rancor, the Federal Reserve might have more incentive to remove accommodation. The middle of December brought the formal announcement that tapering of debt purchases would begin in January, but the accompanying guidance on maintaining interest rates at minimal levels was received very well by equity investors. The Index proceeded to set several new closing records, ending its extraordinary 2013 essentially on the highs.

On an individual security level, the top positive contributors to the Fund’s performance were: Google, Microsoft Corporation and General Electric Company.

The top negative contributors to the Fund’s performance were: Newmont Mining Corporation, Apple Inc., and Intuitive Surgical Inc.

28

State Street Equity 500 Index Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2013 to December 31, 2013.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2013

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,162.60	$0.25

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.98	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six months ended December 31, 2013 was 0.045%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

29

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition (excluding futures contracts)*	December 31, 2013
Common Stocks	98.2%
Money Market Funds	1.5
U.S. Government Securities	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2013
Financials	16.9%
Information Technology	16.6
Consumer Discretionary	13.0
Health Care	12.4
Industrials	11.0
Total	69.9%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

30

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2013

	Shares	Market Value
COMMON STOCKS – 98.2%
Consumer Discretionary – 13.0%
Amazon.com, Inc.(a)	60,492	$24,123,605
AutoNation, Inc.(a)	10,363	514,937
AutoZone, Inc.(a)	5,764	2,754,846
Bed Bath & Beyond, Inc.(a)	36,545	2,934,564
Best Buy Co., Inc.	42,119	1,679,706
BorgWarner, Inc.	37,000	2,068,670
Cablevision Systems Corp.	35,600	638,308
CarMax, Inc.(a)	37,200	1,749,144
Carnival Corp.	70,650	2,838,011
CBS Corp. Class B	91,203	5,813,279
Chipotle Mexican Grill, Inc.(a)	5,100	2,717,178
Coach, Inc.	44,828	2,516,196
Comcast Corp. Class A	427,348	22,207,139
D.R. Horton, Inc.(a)	46,076	1,028,416
Darden Restaurants, Inc.	20,588	1,119,370
Delphi Automotive PLC	45,500	2,735,915
DIRECTV(a)	82,277	5,684,518
Discovery Communications, Inc. Class A(a)	37,200	3,363,624
Dollar General Corp.(a)	48,200	2,907,424
Dollar Tree, Inc.(a)	36,600	2,064,972
eBay, Inc.(a)	191,503	10,511,600
Expedia, Inc.	17,357	1,209,089
Family Dollar Stores, Inc.	15,558	1,010,803
Ford Motor Co.	644,398	9,943,061
Fossil Group, Inc.(a)	8,800	1,055,472
GameStop Corp. Class A	19,500	960,570
Gannett Co., Inc.	39,574	1,170,599
Gap, Inc.	48,098	1,879,670
Garmin Ltd.	22,600	1,044,572
General Motors Co.(a)	182,300	7,450,601
Genuine Parts Co.	25,209	2,097,137
Goodyear Tire & Rubber Co.	39,357	938,664
Graham Holdings Co. Class B(a)	660	437,791
H&R Block, Inc.	43,615	1,266,580
Harley-Davidson, Inc.	35,801	2,478,861
Harman International Industries, Inc.	12,021	983,919
Hasbro, Inc.	17,825	980,553
Home Depot, Inc.	227,812	18,758,040
Host Hotels & Resorts, Inc.	118,721	2,307,936
International Game Technology	39,819	723,113
Interpublic Group of Cos., Inc.	71,894	1,272,524
Johnson Controls, Inc.	114,586	5,878,262
Kohl’s Corp.	34,533	1,959,748
L Brands, Inc.	39,567	2,447,219
Lennar Corp. Class A	25,931	1,025,830
Lowe’s Cos., Inc.	171,762	8,510,807
Macy’s, Inc.	61,423	3,279,988
Marriott International, Inc. Class A	39,050	1,927,508
Mattel, Inc.	55,276	2,630,032
McDonald’s Corp.	163,625	15,876,534
McGraw-Hill Cos., Inc.	45,766	3,578,901
Michael Kors Holdings, Ltd.(a)	29,100	2,362,629
Mohawk Industries, Inc.(a)	9,900	1,474,110
NetFlix, Inc.(a)	9,500	3,497,615
Newell Rubbermaid, Inc.	47,893	1,552,212
News Corp. Class A(a)	80,202	1,445,240
NIKE, Inc. Class B	121,604	9,562,939
Nordstrom, Inc.	23,633	1,460,519
O’Reilly Automotive, Inc.(a)	17,700	$2,278,167
Omnicom Group, Inc.	41,741	3,104,278
PetSmart, Inc.	17,300	1,258,575
Priceline.com, Inc.(a)	8,390	9,752,536
PulteGroup, Inc.	54,705	1,114,341
PVH Corp.	13,000	1,768,260
Ralph Lauren Corp.	9,515	1,680,064
Ross Stores, Inc.	35,900	2,689,987
Scripps Networks Interactive, Inc. Class A	17,635	1,523,840
Snap-on, Inc.	9,212	1,008,898
Stanley Black & Decker, Inc.	25,707	2,074,298
Staples, Inc.	110,033	1,748,424
Starbucks Corp.	123,161	9,654,591
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,482,574
Target Corp.	102,816	6,505,168
Tiffany & Co.	19,880	1,844,466
Time Warner Cable, Inc.	46,071	6,242,621
Time Warner, Inc.	150,191	10,471,317
TJX Cos., Inc.	118,912	7,578,262
TripAdvisor, Inc.(a)	18,157	1,503,944
Twenty-First Century Fox, Inc.	315,909	11,113,679
Urban Outfitters, Inc.(a)	18,300	678,930
V.F. Corp.	57,572	3,589,038
Viacom, Inc. Class B	64,522	5,635,351
Walt Disney Co.	264,445	20,203,598
Whirlpool Corp.	12,661	1,986,004
Wyndham Worldwide Corp.	22,699	1,672,689
Wynn Resorts, Ltd.	12,700	2,466,467
Yum! Brands, Inc.	72,292	5,465,998

		357,507,435

Consumer Staples – 9.5%
Altria Group, Inc.	328,999	12,630,272
Archer-Daniels-Midland Co.	107,024	4,644,842
Avon Products, Inc.	67,660	1,165,105
Beam, Inc.	26,245	1,786,235
Brown-Forman Corp. Class B	26,182	1,978,574
Campbell Soup Co.	28,865	1,249,277
Clorox Co.	20,543	1,905,569
Coca-Cola Co.	622,322	25,708,122
Coca-Cola Enterprises, Inc.	40,801	1,800,548
Colgate-Palmolive Co.	144,602	9,429,496
ConAgra Foods, Inc.	68,575	2,310,978
Constellation Brands, Inc. Class A(a)	26,926	1,895,052
Costco Wholesale Corp.	71,989	8,567,411
CVS Caremark Corp.	192,032	13,743,730
Dr Pepper Snapple Group, Inc.	32,700	1,593,144
Estee Lauder Cos., Inc. Class A	41,204	3,103,485
General Mills, Inc.	103,664	5,173,870
Hormel Foods Corp.	21,200	957,604
Kellogg Co.	41,835	2,554,863
Kimberly-Clark Corp.	61,800	6,455,628
Kraft Foods Group, Inc.	96,669	5,212,393
Kroger Co.	84,176	3,327,477
Lorillard, Inc.	61,383	3,110,890
McCormick & Co., Inc.	20,753	1,430,297
Molson Coors Brewing Co. Class B	25,162	1,412,846
Mondelez International, Inc. Class A	281,909	9,951,388
Monster Beverage Corp.(a)	24,300	1,646,811

See Notes to Financial Statements.

31

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2013

	Shares	Market Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
PepsiCo, Inc.	251,954	$20,897,065
Philip Morris International, Inc.	259,499	22,610,148
Procter & Gamble Co.	441,319	35,927,780
Reynolds American, Inc.	52,074	2,603,179
Safeway, Inc.	37,164	1,210,431
Sysco Corp.	95,709	3,455,095
The Hershey Co.	24,282	2,360,939
The J.M. Smucker Co.	17,160	1,778,119
Tyson Foods, Inc. Class A	44,235	1,480,103
Wal-Mart Stores, Inc.	264,702	20,829,400
Walgreen Co.	141,018	8,100,074
Whole Foods Market, Inc.	60,066	3,473,617

		259,471,857

Energy – 10.1%
Anadarko Petroleum Corp.	81,626	6,474,574
Apache Corp.	65,125	5,596,843
Baker Hughes, Inc.	71,973	3,977,228
Cabot Oil & Gas Corp.	67,500	2,616,300
Cameron International Corp.(a)	39,700	2,363,341
Chesapeake Energy Corp.	83,182	2,257,560
Chevron Corp.(b)	314,746	39,314,923
ConocoPhillips	198,530	14,026,145
Consol Energy, Inc.	37,173	1,414,061
Denbury Resources, Inc.(a)	61,500	1,010,445
Devon Energy Corp.	63,951	3,956,648
Diamond Offshore Drilling, Inc.	11,500	654,580
Ensco PLC Class A	38,000	2,172,840
EOG Resources, Inc.	44,917	7,538,869
EQT Corp.	24,100	2,163,698
ExxonMobil Corp.(b)	710,447	71,897,236
FMC Technologies, Inc.(a)	38,600	2,015,306
Halliburton Co.	138,434	7,025,526
Helmerich & Payne, Inc.	17,300	1,454,584
Hess Corp.	47,801	3,967,483
Kinder Morgan, Inc.	108,526	3,906,936
Marathon Oil Corp.	118,777	4,192,828
Marathon Petroleum Corp.	47,488	4,356,074
Murphy Oil Corp.	28,841	1,871,204
Nabors Industries, Ltd.	48,204	818,986
National Oilwell Varco, Inc.	70,757	5,627,304
Newfield Exploration Co.(a)	20,600	507,378
Noble Corp. PLC	39,400	1,476,318
Noble Energy, Inc.	57,920	3,944,931
Occidental Petroleum Corp.	132,944	12,642,974
Peabody Energy Corp.	44,124	861,742
Phillips 66	99,165	7,648,596
Pioneer Natural Resources Co.	22,300	4,104,761
QEP Resources, Inc.	27,068	829,634
Range Resources Corp.	26,600	2,242,646
Rowan Cos. PLC Class A(a)	19,620	693,763
Schlumberger, Ltd.	213,058	19,198,656
Southwestern Energy Co.(a)	56,300	2,214,279
Spectra Energy Corp.	107,798	3,839,765
Tesoro Corp.	23,165	1,355,153
Transocean, Ltd.	55,100	2,723,042
Valero Energy Corp.	87,909	4,430,614
Williams Cos., Inc.	110,968	4,280,036
WPX Energy, Inc.(a)	30,856	628,845

		276,294,655

Financials – 16.9%
ACE, Ltd.	56,500	$5,849,445
AFLAC, Inc.	75,490	5,042,732
Allstate Corp.	76,406	4,167,183
American Express Co.	150,664	13,669,745
American International Group, Inc.	243,533	12,432,360
American Tower Corp. REIT	64,100	5,116,462
Ameriprise Financial, Inc.	32,307	3,716,920
Aon PLC	49,547	4,156,498
Apartment Investment & Management Co. Class A	22,952	594,686
Assurant, Inc.	14,131	937,874
AvalonBay Communities, Inc.	19,298	2,281,603
Bank of America Corp.	1,729,471	26,927,863
BB&T Corp.	114,470	4,272,020
Berkshire Hathaway, Inc. Class B(a)	292,203	34,643,588
BlackRock, Inc.	20,434	6,466,748
Boston Properties, Inc.	24,767	2,485,864
Capital One Financial Corp.	96,463	7,390,030
CBRE Group, Inc.(a)	49,575	1,303,823
Charles Schwab Corp.	186,393	4,846,218
Chubb Corp.	41,475	4,007,729
Cincinnati Financial Corp.	23,114	1,210,480
Citigroup, Inc.	491,620	25,618,318
CME Group, Inc.	50,655	3,974,391
Comerica, Inc.	29,944	1,423,538
DDR Corp. REIT	1,532	23,547
Discover Financial Services	79,005	4,420,330
E*Trade Financial Corp.(a)	44,931	882,445
Equity Residential	54,057	2,803,937
Fifth Third Bancorp	141,716	2,980,288
Franklin Resources, Inc.	68,940	3,979,906
General Growth Properties, Inc. REIT	90,400	1,814,328
Genworth Financial, Inc. Class A(a)	82,251	1,277,358
Goldman Sachs Group, Inc.	67,934	12,041,981
Hartford Financial Services Group, Inc.	74,097	2,684,534
HCP, Inc.	73,400	2,665,888
Health Care REIT, Inc.	46,100	2,469,577
Hudson City Bancorp, Inc.	76,692	723,206
Huntington Bancshares, Inc.	141,956	1,369,875
IntercontinentalExchange Group, Inc.	18,862	4,242,441
Invesco Ltd.	72,200	2,628,080
J.P. Morgan Chase & Co.	610,215	35,685,373
KeyCorp	148,675	1,995,219
Kimco Realty Corp.	66,569	1,314,738
Legg Mason, Inc.	18,042	784,466
Leucadia National Corp.	55,236	1,565,388
Lincoln National Corp.	42,992	2,219,247
Loews Corp.	49,231	2,374,903
M&T Bank Corp.	20,937	2,437,486
Marsh & McLennan Cos., Inc.	88,553	4,282,423
Mastercard, Inc. Class A	16,900	14,119,274
MetLife, Inc.	183,696	9,904,888
Moody’s Corp.	31,466	2,469,137
Morgan Stanley	224,130	7,028,717
NASDAQ OMX Group, Inc.	18,400	732,320
Northern Trust Corp.	36,406	2,253,167
Paychex, Inc.	52,838	2,405,714

See Notes to Financial Statements.

32

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2013

	Shares	Market Value
COMMON STOCKS – (continued)
Financials – (continued)
People’s United Financial, Inc.	57,000	$861,840
PNC Financial Services Group, Inc.	85,717	6,649,925
Principal Financial Group, Inc.	43,391	2,139,610
Progressive Corp.	88,101	2,402,514
ProLogis, Inc.	81,099	2,996,608
Prudential Financial, Inc.	75,539	6,966,207
Public Storage, Inc.	23,087	3,475,055
Regions Financial Corp.	226,389	2,238,987
Simon Property Group, Inc.	50,815	7,732,010
SLM Corp.	69,254	1,819,995
State Street Corp.(c)	72,725	5,337,288
SunTrust Banks, Inc.	86,518	3,184,728
T. Rowe Price Group, Inc.	42,275	3,541,377
The Bank of New York Mellon Corp.	187,085	6,536,750
The Macerich Co. REIT	21,800	1,283,802
Torchmark Corp.	14,931	1,166,858
Total System Services, Inc.	26,575	884,416
Travelers Cos., Inc.	60,504	5,478,032
U.S. Bancorp	299,052	12,081,701
Unum Group	40,929	1,435,789
Ventas, Inc.	46,600	2,669,248
Visa, Inc. Class A	82,400	18,348,832
Vornado Realty Trust	28,014	2,487,363
Wells Fargo & Co.	778,149	35,327,965
Western Union Co.	86,585	1,493,591
XL Group PLC	44,968	1,431,781
Zions Bancorp.	30,453	912,372

		462,000,943

Health Care – 12.4%
Abbott Laboratories	252,406	9,674,722
AbbVie, Inc.	257,506	13,598,892
Actavis PLC(a)	27,946	4,694,928
Aetna, Inc.	60,559	4,153,742
Alexion Pharmaceuticals, Inc.(a)	32,400	4,311,144
Allergan, Inc.	49,192	5,464,247
AmerisourceBergen Corp.	36,686	2,579,393
Amgen, Inc.	122,345	13,966,905
Baxter International, Inc.	88,461	6,152,463
Becton Dickinson and Co.	31,397	3,469,054
Biogen Idec, Inc.(a)	39,131	10,946,897
Boston Scientific Corp.(a)	219,034	2,632,789
Bristol-Myers Squibb Co.	267,316	14,207,845
C.R. Bard, Inc.	12,897	1,727,424
Cardinal Health, Inc.	53,957	3,604,867
CareFusion Corp.(a)	33,878	1,349,022
Celgene Corp.(a)	66,818	11,289,569
Cerner Corp.(a)	50,100	2,792,574
CIGNA Corp.	45,996	4,023,730
Covidien PLC	77,100	5,250,510
DaVita, Inc.(a)	30,700	1,945,459
Dentsply International, Inc.	23,300	1,129,584
Edwards Lifesciences Corp.(a)	19,000	1,249,440
Eli Lilly & Co.	160,675	8,194,425
Express Scripts Holding Co.(a)	133,214	9,356,951
Forest Laboratories, Inc.(a)	37,402	2,245,242
Gilead Sciences, Inc.(a)	250,498	18,824,925
Hospira, Inc.(a)	25,303	1,044,508
Humana, Inc.	25,207	$2,601,867
Intuitive Surgical, Inc.(a)	6,300	2,419,704
Johnson & Johnson	461,549	42,273,273
Laboratory Corp. of America Holdings(a)	15,422	1,409,108
Life Technologies Corp.(a)	27,887	2,113,835
McKesson Corp.	37,255	6,012,957
Mead Johnson Nutrition Co.	32,618	2,732,084
Medtronic, Inc.	163,778	9,399,219
Merck & Co., Inc.	477,870	23,917,393
Mylan, Inc.(a)	63,209	2,743,271
Patterson Cos., Inc.	12,894	531,233
Perrigo Co. PLC	20,800	3,191,968
Pfizer, Inc.	1,051,681	32,212,989
Quest Diagnostics, Inc.	25,600	1,370,624
Regeneron Pharmaceuticals, Inc.(a)	12,600	3,468,024
St. Jude Medical, Inc.	46,626	2,888,481
Stryker Corp.	49,689	3,733,631
Tenet Healthcare Corp.(a)	15,542	654,629
UnitedHealth Group, Inc.	165,096	12,431,729
Varian Medical Systems, Inc.(a)	18,060	1,403,081
Vertex Pharmaceuticals, Inc.(a)	37,500	2,786,250
WellPoint, Inc.	50,338	4,650,728
Zimmer Holdings, Inc.	26,952	2,511,657
Zoetis, Inc.	79,448	2,597,155

		339,936,141

Industrials – 11.0%
3M Co.	105,472	14,792,448
ADT Corp.	36,250	1,467,037
Allegion PLC(a)	14,833	655,470
AMETEK, Inc.	39,400	2,075,198
Amphenol Corp. Class A	26,100	2,327,598
Avery Dennison Corp.	15,388	772,324
Boeing Co.	112,688	15,380,785
Caterpillar, Inc.	105,379	9,569,467
CH Robinson Worldwide, Inc.	25,861	1,508,731
Cintas Corp.	17,588	1,048,069
CSX Corp.	171,214	4,925,827
Cummins, Inc.	28,358	3,997,627
Danaher Corp.	99,472	7,679,238
Deere & Co.	62,337	5,693,238
Delta Air Lines, Inc.	139,300	3,826,571
Dover Corp.	27,895	2,692,983
Eaton Corp. PLC	78,824	6,000,083
Emerson Electric Co.	112,748	7,912,655
Equifax, Inc.	19,983	1,380,625
Expeditors International of Washington, Inc.	34,020	1,505,385
Fastenal Co.	44,300	2,104,693
FedEx Corp.	47,900	6,886,583
First Solar, Inc.(a)	10,570	577,545
Flir Systems, Inc.	23,500	707,350
Flowserve Corp.	21,900	1,726,377
Fluor Corp.	26,060	2,092,357
Fortune Brands Home & Security, Inc.	1,145	52,326
General Dynamics Corp.	54,061	5,165,529
General Electric Co.	1,643,633	46,071,033
Honeywell International, Inc.	128,881	11,775,857
Illinois Tool Works, Inc.	66,271	5,572,066

See Notes to Financial Statements.

33

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2013

	Shares	Market Value
COMMON STOCKS –(continued)
Industrials – (continued)
Ingersoll-Rand PLC	44,500	$2,741,200
Iron Mountain, Inc.	26,910	816,718
Jacobs Engineering Group, Inc.(a)	20,400	1,284,996
Joy Global, Inc.	17,200	1,006,028
Kansas City Southern	17,500	2,167,025
L-3 Communications Holdings, Inc.	14,403	1,539,105
Leggett & Platt, Inc.	24,198	748,686
Lockheed Martin Corp.	43,552	6,474,440
Masco Corp.	57,123	1,300,691
Nielsen Holdings NV	41,200	1,890,668
Norfolk Southern Corp.	50,055	4,646,606
Northrop Grumman Corp.	35,011	4,012,611
PACCAR, Inc.	56,774	3,359,318
Pall Corp.	18,609	1,588,278
Parker Hannifin Corp.	23,903	3,074,882
Pentair, Ltd.	33,495	2,601,557
Pitney Bowes, Inc.	29,727	692,639
Precision Castparts Corp.	24,007	6,465,085
Quanta Services, Inc.(a)	35,000	1,104,600
Raytheon Co.	52,382	4,751,047
Republic Services, Inc.	47,503	1,577,100
Robert Half International, Inc.	23,540	988,445
Rockwell Automation, Inc.	22,505	2,659,191
Rockwell Collins, Inc.	22,531	1,665,492
Roper Industries, Inc.	16,100	2,232,748
Ryder System, Inc.	7,921	584,411
Southwest Airlines Co.	114,186	2,151,264
Stericycle, Inc.(a)	14,100	1,637,997
Textron, Inc.	44,839	1,648,282
Thermo Fisher Scientific, Inc.	59,624	6,639,132
Tyco International Ltd.	74,300	3,049,272
Union Pacific Corp.	75,368	12,661,824
United Parcel Service, Inc. Class B	118,146	12,414,782
United Technologies Corp.	137,678	15,667,756
W.W. Grainger, Inc.	10,069	2,571,824
Waste Management, Inc.	73,139	3,281,747
Xylem, Inc.	28,692	992,743

		302,633,265

Information Technology – 16.6%
Accenture PLC Class A	101,900	8,378,218
Adobe Systems, Inc.(a)	75,257	4,506,389
Agilent Technologies, Inc.	54,968	3,143,620
Akamai Technologies, Inc.(a)	28,924	1,364,634
Alliance Data Systems Corp.(a)	7,900	2,077,147
Altera Corp.	50,554	1,644,522
Analog Devices, Inc.	50,069	2,550,014
AOL, Inc.(a)	1	47
Apple, Inc.	146,384	82,137,526
Applied Materials, Inc.	194,207	3,435,522
Autodesk, Inc.(a)	36,476	1,835,837
Automatic Data Processing, Inc.	78,417	6,336,878
Broadcom Corp. Class A	88,659	2,628,739
CA, Inc.	53,099	1,786,781
Cisco Systems, Inc.	875,919	19,664,382
Citrix Systems, Inc.(a)	29,667	1,876,438
Cognizant Technology Solutions Corp. Class A(a)	48,984	4,946,404
Computer Sciences Corp.	23,144	1,293,287
Corning, Inc.	234,476	$4,178,362
Dun & Bradstreet Corp.	7,100	871,525
Electronic Arts, Inc.(a)	50,400	1,156,176
EMC Corp.	342,684	8,618,503
F5 Networks, Inc.(a)	12,200	1,108,492
Facebook, Inc. Class A(a)	267,300	14,610,618
Fidelity National Information Services, Inc.	46,777	2,510,989
Fiserv, Inc.(a)	42,104	2,486,241
Google, Inc. Class A(a)	45,790	51,317,311
Harris Corp.	18,600	1,298,466
Hewlett-Packard Co.	313,416	8,769,380
Intel Corp.	811,156	21,057,610
International Business Machines Corp.	165,542	31,050,713
Intuit, Inc.	47,863	3,652,904
Jabil Circuit, Inc.	27,551	480,490
Juniper Networks, Inc.(a)	84,393	1,904,750
KLA-Tencor Corp.	27,005	1,740,742
Lam Research Corp.(a)	25,858	1,407,968
Linear Technology Corp.	37,363	1,701,885
LSI Corp.	89,162	982,565
Microchip Technology, Inc.	32,589	1,458,358
Micron Technology, Inc.(a)	174,862	3,804,997
Microsoft Corp.(b)	1,241,335	46,463,169
Motorola Solutions, Inc.	38,152	2,575,260
NetApp, Inc.	57,357	2,359,667
NVIDIA Corp.	99,956	1,601,295
Oracle Corp.	568,162	21,737,878
PerkinElmer, Inc.	19,218	792,358
QUALCOMM, Inc.	273,411	20,300,767
Red Hat, Inc.(a)	29,800	1,669,992
Salesforce.com, Inc.(a)	89,700	4,950,543
SanDisk Corp.	38,367	2,706,408
Seagate Technology PLC	51,800	2,909,088
Symantec Corp.	113,463	2,675,458
TE Connectivity, Ltd.	67,300	3,708,903
Teradata Corp.(a)	25,320	1,151,807
Texas Instruments, Inc.	181,499	7,969,621
VeriSign, Inc.(a)	18,721	1,119,141
Waters Corp.(a)	13,765	1,376,500
Western Digital Corp.	36,200	3,037,180
Xerox Corp.	186,701	2,272,151
Xilinx, Inc.	42,502	1,951,692
Yahoo!, Inc.(a)	154,519	6,248,748

		455,353,056

Materials – 3.6%
Air Products & Chemicals, Inc.	34,009	3,801,526
Airgas, Inc.	11,600	1,297,460
Alcoa, Inc.	169,749	1,804,432
Allegheny Technologies, Inc.	17,228	613,834
Ball Corp.	25,024	1,292,740
Bemis Co., Inc.	17,462	715,243
CF Industries Holdings, Inc.	9,250	2,155,620
Cliffs Natural Resources, Inc.	22,200	581,862
Dow Chemical Co.	197,728	8,779,123
E.I. du Pont de Nemours & Co.	152,112	9,882,717
Eastman Chemical Co.	24,808	2,002,006
Ecolab, Inc.	43,766	4,563,481

See Notes to Financial Statements.

34

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2013

	Shares	Market Value
COMMON STOCKS – (continued)
Materials – (continued)
FMC Corp.	21,400	$1,614,844
Freeport-McMoRan Copper & Gold, Inc. Class B	172,104	6,495,205
International Flavors & Fragrances, Inc.	13,031	1,120,405
International Paper Co.	71,411	3,501,281
LyondellBasell Industries NV	72,200	5,796,216
MeadWestvaco Corp.	28,820	1,064,323
Monsanto Co.	84,555	9,854,885
Mosaic Co.	54,900	2,595,123
Newmont Mining Corp.	78,406	1,805,690
Nucor Corp.	51,654	2,757,290
Owens-Illinois, Inc.(a)	26,300	941,014
Plum Creek Timber Co., Inc.	31,411	1,460,926
PPG Industries, Inc.	23,271	4,413,578
Praxair, Inc.	48,411	6,294,882
Sealed Air Corp.	31,392	1,068,898
Sherwin-Williams Co.	14,196	2,604,966
Sigma-Aldrich Corp.	19,134	1,798,787
United States Steel Corp.	21,478	633,601
Vulcan Materials Co.	21,361	1,269,271
Weyerhaeuser Co.	94,874	2,995,172

		97,576,401

Telecommunication Services – 2.3%
AT&T, Inc.	854,550	30,045,978
CenturyLink, Inc.	99,565	3,171,145
Crown Castle International Corp.(a)	53,500	3,928,505
Frontier Communications Corp.	165,844	771,175
Verizon Communications, Inc.	469,766	23,084,301
Windstream Holdings, Inc.	99,213	791,720

		61,792,824

Utilities – 2.8%
AES Corp.	103,195	1,497,359
AGL Resources, Inc.	18,100	854,863
Ameren Corp.	37,560	1,358,170
American Electric Power Co., Inc.	81,852	3,825,762
CenterPoint Energy, Inc.	69,711	1,615,901
CMS Energy Corp.	42,056	1,125,839
Consolidated Edison, Inc.	47,252	2,612,091
Dominion Resources, Inc.	94,562	6,117,216
DTE Energy Co.	27,484	1,824,663
Duke Energy Corp.	115,383	7,962,581
Edison International	52,219	2,417,740
Entergy Corp.	28,998	1,834,703
Exelon Corp.	144,343	3,953,555
FirstEnergy Corp.	67,022	2,210,386
Integrys Energy Group, Inc.	12,916	702,760
NextEra Energy, Inc.	68,921	5,901,016
NiSource, Inc.	50,582	1,663,136
Northeast Utilities	50,060	2,122,043
NRG Energy, Inc.	51,700	1,484,824
Oneok, Inc.	32,200	2,002,196
Pepco Holdings, Inc.	41,200	788,156
PG&E Corp.	70,826	2,852,871
Pinnacle West Capital Corp.	17,860	945,151
PPL Corp.	100,475	3,023,293
Public Service Enterprise Group, Inc.	80,924	$2,592,805
SCANA Corp.	22,300	1,046,539
Sempra Energy	36,886	3,310,887
Southern Co.	144,343	5,933,941
TECO Energy, Inc.	34,951	602,555
Wisconsin Energy Corp.	38,100	1,575,054
Xcel Energy, Inc.	79,051	2,208,685

		77,966,741

TOTAL COMMON STOCKS (Cost: $1,261,323,597)		2,690,533,318

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.2%
U.S. Treasury Bill(b)(d)(e) 0.01% due 01/16/2014	$400,000	400,000
U.S. Treasury Bill(b)(d)(e) 0.01% due 02/20/2014	2,150,000	2,149,970
U.S. Treasury Bill(b)(d)(e) 0.05% due 02/20/2014	1,610,000	1,609,889

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $4,159,859)		4,159,859

	Shares
MONEY MARKET FUND – 1.5%
State Street Institutional Liquid Reserves Fund 0.05%(c)(f)	41,178,491	41,178,491

TOTAL MONEY MARKET FUND (Cost: $41,178,491)		41,178,491

TOTAL INVESTMENTS(g) – 99.9% (Cost $1,306,661,947)		2,735,871,668
Other Assets in Excess of Liabilities – 0.1%		3,722,410

NET ASSETS – 100.0%		$2,739,594,078

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase.

(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

PLC	= Public Limited Company

REIT	= Real Estate Investment Trust

See Notes to Financial Statements.

35

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

December 31, 2013

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2014	535	$49,249,425	$1,717,967

Total unrealized appreciation on open futures contracts purchased			$1,717,967

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending December 31, 2013 were as follows:

Security Description	Number of shares held at 12/31/12	Shares purchased for the year ended 12/31/13	Shares sold for the year ended 12/31/13	Number of shares held at 12/31/13	Value at 12/31/13	Income earned for the year ended 12/31/13	Realized gain on shares sold for the year ended 12/31/2013
State Street Corp.	72,725	–	–	72,725	$5,337,288	$75,634	$–
State Street Institutional Liquid Reserves Fund	25,053,183	301,321,856	285,196,548	41,178,491	41,178,491	49,890	–

See Notes to Financial Statements.

36

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2013

Assets
Investments in unaffiliated issuers at market value (identified cost $1,263,093,682)	$2,689,355,889
Investments in non-controlled affiliates at market value (identified cost $43,568,265) (Note 4)	46,515,779

Total investments at market value (identified cost $1,306,661,947)	2,735,871,668
Cash	151,331
Daily variation margin on futures contracts	140
Dividends and interest receivable	3,608,531
Dividend receivable from non-controlled affiliates (Note 4)	18,909

Total assets	2,739,650,579

Liabilities
Management fees payable (Note 4)	56,501

Total liabilities	56,501

Net Assets	$2,739,594,078

See Notes to Financial Statements.

37

State Street Equity 500 Index Portfolio

Statement of Operations

Year Ended December 31, 2013

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $105,783)	$49,999,179
Dividend income – non-controlled affiliated issuer	125,524
Interest	51,366

Total investment income	50,176,069

Expenses
Management fees (Note 3)	1,079,996

Total expenses	1,079,996

Net Investment Income	49,096,073

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	14,279,841
Futures contracts	12,331,162

26,611,003

Net change in net unrealized appreciation (depreciation) on:
Investments	588,884,187
Futures contracts	1,648,798

590,532,985

Net realized and unrealized gain	617,143,988

Net Increase in Net Assets Resulting from Operations	$666,240,061

See Notes to Financial Statements.

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State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$49,096,073	$44,258,364
Net realized gain on investments and futures contracts	26,611,003	59,782,429
Net change in net unrealized appreciation on investments and futures contracts	590,532,985	177,710,661

Net increase in net assets from operations	666,240,061	281,751,454

Capital Transactions:
Contributions	235,748,437	262,981,954
Withdrawals	(217,635,806)	(315,020,063)

Net increase (decrease) in net assets from capital transactions	18,112,631	(52,038,109)

Net Increase in Net Assets	684,352,692	229,713,345
Net Assets
Beginning of year	2,055,241,386	1,825,528,041

End of year	$2,739,594,078	$2,055,241,386

See Notes to Financial Statements.

39

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Supplemental Data and Ratios:
Net Assets, End of Year (in thousands)	$2,739,594	$2,055,241	$1,825,528	$2,098,137	$1,893,386

Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.05%	2.26%	2.04%	1.99%	2.28%
Portfolio turnover rate(a)	4%	9%	15%	12%	19%
Total return(b)	32.30%	15.97%	2.03%	15.08%	26.50%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

40

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2013

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2013, the following Portfolios were operational: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In

41

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2013

accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS: INVESTMENTS:
Common Stocks	$2,690,533,318	$–	$–	$2,690,533,318
U.S. Government Securities	–	4,159,859	–	4,159,859
Money Market Fund	41,178,491	–	–	41,178,491

TOTAL INVESTMENTS	2,731,711,809	4,159,859	–	2,735,871,668
OTHER ASSETS:
Futures contracts*	1,717,967	–	–	1,717,967

TOTAL ASSETS	$2,733,429,776	$4,159,859	$–	$2,737,589,635

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the year ended December 31, 2013, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

42

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2013

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2013, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, tax years 2010 through 2013 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2013, the tax cost of investments was $1,306,661,947 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,442,890,581 and $13,680,860, respectively, resulting in net appreciation of $1,429,209,721 for all securities as computed on a federal income tax basis.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio

43

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2013

through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2013:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$1,717,967	$1,717,967

Transactions in derivative instruments during the year ended December 31, 2013, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$12,331,162	$12,331,162

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$1,648,798	$1,648,798

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the year ended December 31, 2013 was $53,978,780.

Use of estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Securities Transactions

For the year ended December 31, 2013, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $151,884,186 and $88,744,722, respectively.

44

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2013

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2013 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

45

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio, one of the portfolios constituting State Street Master Funds, at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2014

46

State Street Equity 500 Index Portfolio

General Information

December 31, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Interestholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of interestholders and provide final results. Accordingly, the Board of Trustees of the Trust solicited a vote by the interestholders for the following items:

Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013. The meeting was subsequently adjourned and the final results will be reported in the next semi-annual report to shareholders.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 12, 2013 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering renewal of the Advisory Agreement at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 10, 2013 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio and the Adviser, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory

47

State Street Equity 500 Index Portfolio

General Information — (continued)

December 31, 2013 (Unaudited)

Advisory Agreement Renewal — (continued)

Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $2.17 trillion in assets under management at August 31, 2013, including over $304 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees noted the significant experience, resources and strength of the Adviser in the management of a variety of index products. As discussed more fully below, they also determined that the advisory fee paid by the Portfolio was fair and reasonable and that the Portfolio’s performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees determined, in view of the investment objective of the Portfolio and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolio supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended December 31, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust.

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State Street Equity 500 Index Portfolio

General Information — (continued)

December 31, 2013 (Unaudited)

Advisory Agreement Renewal — (continued)

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio were lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that, as a general matter, fees paid to the Adviser by other, similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolio, with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolio, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of clients were of limited utility for purposes of comparison with those of the Portfolio, but that to the extent that meaningful comparison was practicable, the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

49

Trustees and Officers Information

As of January 24, 2014

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds PLC.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

50

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, Marshall Financial Group, Inc.
Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present).
Rina K. Spence State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).

51

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSgA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.
Douglas T. Williams State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee; Audit Committee Chair	Term: Indefinite Elected: 7/99	President, Oakmonst Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982.	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; and Treasurer, Nantucket Educational Trust, (2002 – 2007).

Interested Trustees(1)
Scott F. Powers State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 – 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	34	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2012 – present); President, SSgA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	217	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*	—	—

*	Served in various capacities and/or with various affiliated entities during noted time period.

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSgA Funds Management, Inc., an affiliate of the Trust.

52

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Officers: (continued)
Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008 –present); Principal, State Street Global Advisors (2005 – 2008 – present).*	—	—
Laura F. Dell State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*	—	—
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*	—	—
Caroline Connolly State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).	—	—
Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).	—	—
David K. James State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).	—	—
Kristin Schantz State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).	—	—

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

53

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITAREQUITY500

Item 2. Code of Ethics.

As of the end of the period, December 31, 2013, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Trust has not made amendments to its Code of Ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2013 and December 31, 2012, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $82,600 and $82,600, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2013 and December 31, 2012, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2013 and December 31, 2012 were $33,891 and $33,891, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2013 and December 31, 2012, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2013 and December 31, 2012, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee were approximately$7,426,155 and $7,369,600, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

“Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2013 and December 31, 2012, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $19,400,000 and $22,900,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their September 19, 2013 Board Meeting. The Charter contains new procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those new procedures are as follows:

STATE STREET MASTER FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOMINATING COMMITTEE CHARTER

SEPTEMBER 19, 2013

Mission Statement

The Board of Trustees (each, a “Board”) of each of State Street Institutional Investment Trust and State Street Master Funds (each, a “Trust”) has adopted this charter to govern the activities of the Nominating Committee of each Board (each, a “Nominating Committee”). This Charter applies separately to each Trust, and the Board and Nominating Committee thereof, and shall be interpreted accordingly. Unless otherwise stated herein or required by the context, each singular reference herein to the Board, Trust and Nominating Committee shall be construed as a reference to each Trust or Board or Nominating Committee thereof, as applicable.

The Nominating Committee is a committee of the Board created to assist the Board in fulfilling its duty to fill vacancies in the Board. The Nominating Committee of the Board is responsible for evaluating and recommending the nomination of candidates for election as independent trustees of the Trust.

The scope of the Nominating Committee’s responsibilities and its structure, process and membership requirements are set forth in this charter (the “Charter”).

Organization

The membership of the Nominating Committee shall consist entirely of those trustees who are not “interested persons,” within the meaning of the Investment Company Act of 1940, as amended (“Independent Trustees”), of the Trust; however, the Nominating Committee need not be comprised of all of the Independent Trustees.

The Nominating Committee may designate one or more members to serve as Chair or Co-Chair of the Nominating Committee, as the case may be, but need not make such a designation.

The Nominating Committee shall report to the Board of Trustees as to the results of its meetings and activities.

Authority and Responsibilities

The Nominating Committee, in discharging its responsibilities under this Charter, may, in addition to other actions it deems appropriate, consider taking one or more of the actions described below:

1.	To make nominations for Independent Trustee membership on the Board. A potential nominee must have a college degree or equivalent business experience. The Nominating Committee may take into account a wide variety of factors in considering potential nominees, including (but not limited to): (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities on the Board, (ii) relevant industry and related experience, (iii) educational background, (iv) financial expertise, (v) ability, judgment and expertise and (vi) overall diversity of the Board’s composition.

2.	When identifying potential nominees for a Board, the Nominating Committee may consider candidates recommended by the following sources: (i) a Trust’s current Trustees; (ii) the Trust’s officers; (iii) the Trust’s investment adviser, sub-advisers or administrator; (iv) shareholders of the Trust (see below); or (v) any other source the Nominating Committee deems to be appropriate. The Nominating Committee may, but is not required to, retain a third party search firm at the applicable Trust’s expense to identify potential candidates.

3.	To consider nominee candidates properly submitted in accordance with Appendix A by shareholders of the Trust on the same basis as it considers and evaluates candidates recommended by other sources.

4.	To review Nominating Committee Chair or Co-Chair assignments and Nominating Committee assignments periodically.

5.	To consider the structure, operations and effectiveness of the Nominating Committee and review this Charter periodically.

6.	To meet as frequently and at such times as circumstances dictate.

7.	To hire (and compensate) from time to time independent counsel and any other expert deemed necessary by the Nominating Committee to perform its duties.

The Nominating Committee shall have the resources to discharge all of its responsibilities, including but not limited to the authority to select, retain, terminate and approve the fees and other retention terms of special or independent counsel or any other advisers determined to be necessary or appropriate without seeking approval of management of the Trust. Costs incurred by the Nominating Committee in performing its functions under this Charter shall be borne by the Trust.

Adopted by State Street Institutional Investment Trust

Board of Trustees on September 19, 2013

Adopted by State Street Master Funds

Board of Trustees on September 19, 2013

Appendix A

Procedures for Shareholders to Submit Nominee Candidates

(As of September 19, 2013)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 10, 2014

By:	/s/ Laura Dell
Laura Dell
Treasurer (Principal Financial and Accounting Officer)

Date:	March 10, 2014